UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2007

DATE OF REPORTING PERIOD: DECEMBER 31, 2007

Item 1. Reports to Stockholders

The Annual Report to Stockholders follows

First Investors

2007 ANNUAL REPORT

TAX EXEMPT MONEY MARKET FUND

INSURED TAX EXEMPT FUND

INSURED TAX EXEMPT FUND II

SINGLE STATE INSURED TAX EXEMPT FUND

December 31, 2007

FOREWORD

This report is for the information of the shareholders of the Funds. It is the Funds’ practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 1-800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

The views expressed in the portfolio manager letters reflect those views of the portfolio managers only through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Tax Exempt Money Market Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Fund, including information about its Trustees.

Portfolio Manager’s Letter
FIRST INVESTORS TAX EXEMPT MONEY MARKET FUND

Dear Investor:

This is the annual report for the First Investors Tax Exempt Money Market Fund for the year ended December 31, 2007. During the year, the Fund’s return on a net asset value basis was 2.8% for Class A shares and 2.1% for Class B shares, including dividends of 2.8 cents per share for Class A shares and 2.0 cents per share for Class B shares. The Fund’s dividends are free from federal income taxes. The Fund maintained a $1.00 net asset value per share for each class of shares throughout the year.

The primary factor that drove the Fund’s performance was the movement of short-term interest rates. Short-term municipal rates trended higher through most of the year before moving sharply lower in the fourth quarter as the Federal Reserve began lowering its target federal funds rate. Though the taxable money market drew most of the attention during the second half of the year due to asset-backed commercial paper concerns, the municipal money market had its fair share of issues as bond insurers, and their AAA ratings, came under scrutiny.

Although money market funds are relatively conservative vehicles, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

This will be my final report to you. On February 21, 2008, the Board of Trustees approved the termination of the Fund, which is scheduled to occur in April. Thank you for placing your trust in First Investors. It has been a pleasure to serve you.

Sincerely,

Michael J. O’Keefe
Portfolio Manager
February 22, 2008

1

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, July 1, 2007, and held for the entire six-month period ended December 31, 2007. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

2

Fund Expenses
TAX EXEMPT MONEY MARKET FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07-12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,014.00	$4.06
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.18	$4.08

Expense Example – Class B Shares
Actual	$1,000.00	$1,010.05	$7.85
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.40	$7.88

*	Expenses are equal to the annualized expense ratio of .80% for Class A shares and 1.55% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total amortized cost of investments.

3

Portfolio of Investments
TAX EXEMPT MONEY MARKET FUND
December 31, 2007

Principal		Interest
Amount	Security	Rate*	Value

	MUNICIPAL INVESTMENTS—97.8%
	Alabama—4.0%
$500M	Mobile Industrial Dev. Board Facs. Rev. Bonds,
	VR (CO; Kimberly-Clark Corp.)	3.90%	$ 500,000

	Arizona—6.4%
300M	Casa Grande Industrial Dev. Auth. Multi-Family Hsg. Rev.
	Bonds, VR (Fannie Mae Liquidity Fac.)	3.49	300,000
500M	Yuma Industrial Dev. Auth. Multi-Family Hsg. Rev. Bonds,
	VR (Fannie Mae Liquidity Fac.)	3.46	500,000

			800,000

	Florida—13.9%
500M	City of Cape Coral CP, 1/10/2008 (LOC; Bank of America)	3.72	500,000
300M	Florida Housing Fin. Corp. Multi-Family Hsg. Rev. Bonds,
	VR (Freddie Mac Liquidity Fac.)	3.46	300,000
400M	Florida State Board of Ed. Capital Outlay GO Bonds,
	6/1/2008* (FSA Ins.) (U.S. Govt. Securities)	3.43	406,834
530M	Orange Cnty. Indl. Dev. Auth. Rev. Bonds,
	VR (LOC; SunTrust Bank)	3.44	530,000

			1,736,834

	Georgia—6.8%
350M	Atlanta Tax Allocation Westside Proj. Series “A”,
	VR (LOC; Wachovia Bank)	3.45	350,000
300M	Roswell Hsg. Auth. Multi-Family Rev. Bonds,
	VR (Fannie Mae Liquidity Fac.)	3.46	300,000
200M	Whitfield County Residential Care Facs. Auth. Rev. Bonds,
	VR (LOC; Wachovia Bank)	3.48	200,000

			850,000

	Illinois—7.7%
260M	Du Page Cnty. Sch. Dist. #12 GO Bonds,
	1/1/2008 (FSA Ins.)	3.71	260,000
700M	Illinois Health Facs. Auth. Rev. Bonds, VR
	(LOC; Northern Trust Co.)	3.33	700,000

			960,000

4

Principal		Interest
Amount	Security	Rate*	Value

	Indiana—3.2%
$400M	Indiana Health & Edl. Fac. Fin. Auth. Rev. Bonds,
	VR (LOC; Fifth Third Bank)	3.44%	$ 400,000

	Kentucky—6.4%
500M	Fort Mitchell League of Cities Lease Rev. Bonds,
	VR (LOC; U.S. Bank, NA)	3.46	500,000
300M	Newport League of Cities Lease Rev. Bonds,
	VR (LOC; U.S. Bank, NA)	3.46	300,000

			800,000

	Massachusetts—4.5%
550M	Massachusetts State GO Bonds, 8/1/2008*
	(U.S. Govt. Securities)	3.35	561,375

	Michigan—4.1%
500M	Fraser Public School District GO Bonds,
	5/1/2008 (FGIC Ins.)	3.43	502,808

	Mississippi—4.8%
600M	Jackson County Port Facility Rev. Bonds,
	VR (CO; Chevron Corp.)	3.74	600,000

	Nevada—3.1%
380M	Clark Cnty. Passenger Fac. Charge Rev. Bonds
	7/1/2008 (AMBAC Ins.)	3.47	385,190

	New Jersey—5.6%
700M	New Jersey Health Care Facs. Fin. Auth. Rev. Bonds,
	VR (LOC; JPMorgan Chase & Co.)	3.43	700,000

	New York—2.0%
250M	New York State Thruway Auth. Hwy. & Brdg.
	Rev. Bonds, 4/1/2008 (MBIA Ins.)	3.28	251,343

	Ohio—7.0%
500M	Lucas County Facs. Improvement Rev. Bonds,
	VR (LOC; Fifth Third Bank)	3.44	500,000
368M	Warren County Health Care Facs. Rev. Bonds,
	VR (LOC; Fifth Third Bank)	3.46	368,000

			868,000

5

Portfolio of Investments (continued)
TAX EXEMPT MONEY MARKET FUND
December 31, 2007

Principal			Interest
Amount	Security		Rate*	Value

	Rhode Island—4.8%
$600M	Rhode Island State Hlth. & Edl. Building Corp. Rev.
	Bonds, VR (LOC; Bank of New York)		3.39%	$ 600,000

	Texas—6.3%
285M	Tarrant County Housing Rev. Bonds, VR
	(Fannie Mae Collateral Agreement)		3.47	285,000
500M	Tarrant Regional Water Dist. Rev. Bonds,
	3/1/2008 (FSA Ins.)		3.80	500,136

				785,136

	Virginia—5.6%
400M	Alexandria Industrial Dev. Auth. Rev. Bonds,
	VR (LOC; Bank of America)		3.45	400,000
300M	Portsmouth GO Bonds, 7/1/2008 (FSA Ins.)		3.70	301,913

				701,913

	Wyoming—1.6%
200M	Lincoln County Pollution Control Rev. Bonds,
	VR (CO; ExxonMobil Corp.)		3.57	200,000

Total Value of Municipal Investments (cost $12,202,599)**		97.8%		12,202,599
Other Assets, Less Liabilities		2.2		271,006

Net Assets		100.0%	$12,473,605

†	The interest rates shown for municipal notes and bonds are the effective rates at the time of pur-
chase by the Fund. Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at December 31, 2007. The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.
*	Municipal Bonds which have been prerefunded are shown at the prerefunded call date.
**	Aggregate cost for federal income tax purposes is the same.

6

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corporation
CO	Corporate Obligor
CP	Commercial Paper
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
VR	Variable Rate Securities

See notes to financial statements	7

Portfolio Manager’s Letter
FIRST INVESTORS INSURED TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUNDS
Arizona, California, Colorado, Connecticut, Georgia, Maryland, Massachusetts,
Michigan, Minnesota, Missouri, New Jersey, New York, North Carolina, Ohio,
Oregon, Pennsylvania and Virginia

Dear Investor:

This is the annual report for the First Investors Tax Exempt Funds for the year ended December 31, 2007. The principal objective of each of the Funds is to seek a high level of interest income that is exempt from federal income tax, including the alternative minimum tax, and state income tax, in the case of the single state Funds. One of the Funds, the Insured Tax Exempt Fund II, has a secondary objective of seeking total return. During the year, the Florida Insured Tax Exempt Fund and the Insured Intermediate Tax Exempt Fund were merged into the Insured Tax Exempt Fund, which was reopened to new investors.

I am pleased to report that the Funds generally produced competitive returns during the year. The table below sets forth the total return performance for 2007 of each Fund on a NAV basis. Total return takes into account not only dividends and distributions paid during the year but also the change in each Fund’s NAV that occurred during the year.

	Class A	Class B
Fund	Total Return	Total Return
———	——————————	——————————

Insured Tax Exempt Fund	3.32%	2.58%
Insured Tax Exempt Fund II	2.49%	1.75%
Arizona Insured Tax Exempt Fund	2.95%	2.21%
California Insured Tax Exempt Fund.	2.56%	1.93%
Colorado Insured Tax Exempt Fund	3.27%	2.61%
Connecticut Insured Tax Exempt Fund	2.96%	2.31%
Georgia Insured Tax Exempt Fund	3.28%	2.55%
Maryland Insured Tax Exempt Fund	2.36%	1.69%
Massachusetts Insured Tax Exempt Fund	2.81%	2.09%
Michigan Insured Tax Exempt Fund	2.86%	2.13%
Minnesota Insured Tax Exempt Fund	3.02%	2.30%
Missouri Insured Tax Exempt Fund.	2.99%	2.18%
New Jersey Insured Tax Exempt Fund.	2.82%	2.09%
New York Insured Tax Exempt Fund.	2.87%	2.20%
North Carolina Insured Tax Exempt Fund	2.89%	2.14%
Ohio Insured Tax Exempt Fund	3.42%	2.69%
Oregon Insured Tax Exempt Fund	2.63%	1.90%
Pennsylvania Insured Tax Exempt Fund	3.05%	2.33%
Virginia Insured Tax Exempt Fund	2.62%	1.89%

8

The returns of the Funds were largely driven by a steepening of the yield curve for municipal bonds. Short- and intermediate-term yields fell in the municipal bond market in response to Federal Reserve easing of monetary policy. Long-term yields actually rose, as the subprime mortgage crisis indirectly affected the municipal market. In August, hedge funds – which were significant buyers of municipal bonds in 2006 – became sellers, in particular of long-term bonds, as subprime losses forced them to reduce risk. Later in the year, concerns about subprime exposure at financial guaranty companies, who insure half of outstanding municipal bonds, weighed on the market. Consequently, the prices of long-term municipal bonds declined during the year. In contrast, the prices of short- and intermediate-term bonds rose somewhat.

The steepening of the municipal bond yield curve benefited the total return performance of the Tax Exempt Funds, with the exception of the Insured Tax Exempt Fund II, as they were substantially underweight long-term bonds. In addition, a number of the Funds, particularly the Insured Tax Exempt Fund, were overweight in the five-to-10-year sector of the yield curve, due in large part to sizable positions purchased a number of years ago, which the Funds have retained because of their high acquisition yields. Among the Funds, relative yield curve weighting accounted for much of the variation in returns.

Fund-specific factors also materially affected the total return performance of most of the Funds. Almost all of the Funds had holdings prerefunded, which helped performance, particularly in the case of the Oregon Fund. Trading activity also added to the total returns of a majority of the Funds, in particular the Insured Tax Exempt Fund II and the Ohio Fund. On the other hand, the performance of several Funds (particularly the Insured Tax Exempt Fund II, Minnesota and Maryland Funds) was adversely affected by hedging activity in the second half of the year. Lastly, security-specific performance detracted from the returns of the California and Maryland Funds.

The Funds produced a high level of income during the year by generally remaining fully invested and by retaining holdings with high acquisition yields. The one exception was the Insured Tax Exempt Fund II, which had a lower distribution yield than other Funds in part because of greater trading activity. Its trading activity is generally higher than that of the other Funds due to its secondary objective of total return.

9

Portfolio Manager’s Letter (continued)
FIRST INVESTORS INSURED TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND II
FIRST INVESTORS SINGLE STATE INSURED TAX EXEMPT FUNDS
Arizona, California, Colorado, Connecticut, Georgia, Maryland, Massachusetts,
Michigan, Minnesota, Missouri, New Jersey, New York, North Carolina, Ohio,
Oregon, Pennsylvania and Virginia

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Clark D. Wagner
Portfolio Manager and
Director of Fixed Income, First Investors Management Company, Inc.

January 31, 2008

10

Fund Expenses
INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,036.04	$4.93
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.37	$4.89

Expense Example – Class B Shares
Actual	$1,000.00	$1,033.43	$8.51
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.84	$8.44

*	Expenses are equal to the annualized expense ratio of .96% for Class A shares and 1.66% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

11

Cumulative Performance Information
INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.66%), 1.78% and 3.54%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.90% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.47%), 1.89% and 3.54%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.38% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

12

Portfolio of Investments
INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.6%
	Alabama—2.3%
$ 5,835M	Alabama Water Pollution Control Auth. 6% 8/15/2014	$ 6,087,889
6,665M	Baldwin County Board of Ed. Rev. GO 5% 7/1/2030	6,956,727
3,610M	Huntsville Pub. Bldg. Auth. Rev. (Justice & Safety) 5% 10/1/2027	3,717,470

		16,762,086

	Arizona—1.4%
7,130M	Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010	7,681,648
2,250M	Pima County Unified School District #1 (Tucson) GO 5% 7/1/2026	2,353,815

		10,035,463

	California—6.3%
2,000M	Colton Joint Unified School Dist. GO Series “A” 5 3/8% 8/1/2026	2,178,000
	Dublin Unified School Dist. GO Series “A”:
2,400M	5% 8/1/2027	2,510,256
2,600M	5% 8/1/2028	2,708,914
2,500M	Los Angeles Cnty. Pub. Wks. (Calabasas Landfill) 5% 6/1/2020	2,611,650
10,000M	Los Angeles Unified School District GO 4 3/4% 7/1/2027	10,111,400
10,000M	San Francisco City & Cnty. COP 4 3/4% 9/1/2033	9,955,300
10,000M	San Jacinto Unified School District GO 5 1/4% 8/1/2032	10,755,100
5,000M	UBS Mun. CRVS Anaheim Pub. Fin. 4.97% 10/1/2011**	5,291,650

		46,122,270

	Colorado—.4%
2,885M	Colorado State Board of Governors Univ. Rev. 5 1/4% 3/1/2024	3,106,366

	Connecticut—2.6%
9,000M	Connecticut State GO Series “C” 5% 4/1/2023	9,482,040
9,000M	Connecticut State Spl. Tax Oblig. Rev. Trans. Infrastructure
	6 1/8% 9/1/2012	9,763,290

		19,245,330

	District of Columbia—.8%
5,000M	District of Columbia GO Series “B” 6% 6/1/2021	5,960,800

13

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	Florida—3.5%
$ 1,200M	DeSoto County Capital Improvement Rev. 5 1/4% 10/1/2019	$ 1,283,580
1,000M	Emerald Coast Utilities Auth. Wtr. & Swr. Rev. 5 1/4% 1/1/2026	1,064,370
1,000M	Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015	1,142,560
1,000M	Florida Municipal Loan Council Rev. 5 3/8% 11/1/2025	1,057,090
1,000M	Florida State Municipal Power Agy. Rev. 5 1/2% 10/1/2019	1,080,270
1,000M	Highlands County Infrastructure Sales Surtax Rev. 5% 11/1/2018	1,048,210
1,000M	Lakeland Electric & Water Rev. 6.05% 10/1/2014	1,149,950
1,000M	Miami Beach Stormwater Rev. 5 3/8% 9/1/2030	1,056,010
1,000M	Miami Dade County Expwy. Auth. Toll Sys. Rev. 6% 7/1/2014	1,072,050
	Osceola County Tourist Development Tax Revenue:
1,000M	5 1/2% 10/1/2017	1,080,270
1,000M	5 1/2% 10/1/2018	1,080,270
1,000M	Palm Bay Utility Rev. 5 1/4% 10/1/2018	1,074,440
1,000M	Plant City Utility System Rev. 6% 10/1/2015	1,115,030
1,000M	Tampa Sports Auth. Rev. (Tampa Bay Arena) 5 3/4% 10/1/2020	1,153,780
8,730M	UBS Mun. CRVS Florida State Bd. of Ed. 4.918% 4/1/2012**	9,175,928
840M	West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*	941,573

		25,575,381

	Georgia—13.7%
15,000M	Atlanta Airport Rev. Series “A” 5 1/2% 1/1/2010*	15,837,150
9,040M	Atlanta Water & Wastewater Rev. Series “A” 5 1/2% 11/1/2019	10,197,934
17,500M	Augusta Water & Sewer Rev. 6.93% 10/1/2039** (when-issued)	19,425,700
2,540M	Fulton County Dev. Auth. Rev. Klaus Parking &
	Family Hsg. Projs. (Georgia Tech. Facs.)
	5 1/4% 11/1/2021	2,716,987
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue:
20,250M	6 1/4% 7/1/2011	21,834,563
27,000M	6% 7/1/2013	30,009,150

		100,021,484

	Hawaii—1.7%
	Hawaii State General Obligations:
5,500M	6% 10/1/2009	5,772,855
6,000M	6% 10/1/2010	6,442,200

		12,215,055

14

Principal
Amount	Security	Value

	Illinois—14.1%
	Chicago Board of Education Lease Certificates
	of Participation Series “A”:
$ 5,000M	6% 1/1/2016	$ 5,778,100
36,200M	6% 1/1/2020	42,283,772
	Illinois Development Fin. Auth. Revenue (Rockford School #205):
5,000M	6.6% 2/1/2010	5,348,900
3,000M	6.65% 2/1/2011	3,299,790
	Illinois State First Series General Obligations:
5,250M	6 1/8% 1/1/2010*	5,556,495
4,500M	5 1/2% 2/1/2016	4,835,385
8,000M	5 1/2% 5/1/2017	8,523,600
12,000M	5 1/2% 5/1/2018	12,785,400
9,050M	Northern Illinois Mun. Pwr. Agy. Supply Rev. 5% 1/1/2026	9,447,928
4,000M	Regional Transportation Auth. 7 3/4% 6/1/2019	5,178,240

		103,037,610

	Indiana—.1%
1,000M	New Albany Floyd County Sch. Bldg. Corp. 5 3/4% 7/15/2012*	1,104,960

	Louisiana—.7%
10,250M	Regional Trans. Auth. Zero Coupon 12/1/2021	5,389,040

	Massachusetts—4.3%
10,025M	Boston Water & Sewer Rev. 5 3/4% 11/1/2013	10,644,144
20,120M	Massachusetts State GO 6% 8/1/2009	21,015,944

		31,660,088

	Michigan—4.1%
1,130M	Michigan Muni. Bond Auth. Rev. 5% 5/1/2019	1,178,059
10,000M	Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012	10,843,200
10,000M	Michigan State Grant Anticipation Rev. 5 1/4% 9/15/2024	10,878,500
4,500M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
	6.95% 9/1/2022	5,803,605
1,000M	River Rouge School District GO 5% 5/1/2019	1,043,880

		29,747,244

	Minnesota—.4%
3,000M	Minneapolis & St. Paul Metro Airports Comm. Airport
	Rev. Series “C” 5 1/2% 1/1/2011*	3,198,900

15

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	Missouri—2.6%
	Missouri State Health & Educ. Facs. Auth.
	Series “A” (BJC Hlth. Sys.):
$ 6,840M	6 3/4% 5/15/2010	$ 7,404,505
10,175M	6 3/4% 5/15/2011	11,324,673

		18,729,178

	Nevada—.9%
6,000M	Las Vegas New Convention & Visitors Auth. Rev. 5 3/4% 7/1/2009*	6,297,240

	New Mexico—1.5%
10,000M	New Mexico Fin. Auth. State Trans. Rev. Series “A”
	5 1/4% 6/15/2021	10,756,900

	New York—8.8%
2,250M	New York City GO Series “G” 5 5/8% 8/1/2020	2,427,750
22,250M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	26,894,687
	New York State Dorm. Auth. Revenue:
10,000M	New York University 5 3/4% 7/1/2027	11,702,200
5,000M	State University 5 7/8% 5/15/2017	5,810,800
5,155M	New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010	5,170,156
5,000M	Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
	5 3/4% 10/15/2013	5,262,400
6,500M	Triborough Bridge & Tunnel Auth. 6.42% 11/15/2028**	6,993,870

		64,261,863

	North Carolina—3.2%
3,030M	Charlotte Airport Rev. Series “A” 5 1/4% 7/1/2023	3,207,376
	North Carolina Municipal Pwr. Agy. (Catawba Elec.):
10,110M	6% 1/1/2010	10,651,997
8,945M	6% 1/1/2011	9,627,593

		23,486,966

	North Dakota—1.6%
10,500M	Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
	7.2% 6/30/2013	11,753,175

16

Principal
Amount	Security	Value

	Ohio—1.3%
$ 6,000M	Jefferson County Jail Construction GO 5 3/4% 12/1/2019	$ 7,055,340
2,000M	Lakewood City School Dist. GO 5% 12/1/2018	2,123,700

		9,179,040

	Oklahoma—2.6%
	Oklahoma State Ind. Dev. Auth. (Integris Hlth. Sys.):
2,330M	6% 8/15/2009*	2,459,175
3,210M	6% 8/15/2017	3,391,622
12,985M	Tulsa Pub. Facs. Auth. Lease Rev. 5 1/4% 11/15/2036	13,387,535

		19,238,332

	Oregon—.8%
	Portland Urban Renewal & Redev. South Park Blocks Series “A”:
2,695M	5 3/4% 6/15/2015	2,875,134
2,630M	5 3/4% 6/15/2016	2,805,158

		5,680,292

	Pennsylvania—2.7%
1,000M	Penn Manor School Dist. GO 5% 6/1/2014	1,071,260
4,925M	Philadelphia Housing Auth. Capital Fund Prog. Rev. Series “A”
	5 1/2% 12/1/2019	5,411,738
12,050M	Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013	13,531,186

		20,014,184

	Texas—8.8%
16,000M	Austin Utilities Systems Rev. 6% 11/15/2013	17,466,720
	Harris County Toll Road Sub. Liens General Obligations Series “A”:
11,065M	6 1/2% 8/15/2012	12,517,834
7,305M	6 1/2% 8/15/2013	8,424,930
	Houston Water Conveyance System Certificates of Participation:
4,000M	6 1/4% 12/15/2013	4,581,280
6,035M	6 1/4% 12/15/2015	7,086,116
9,000M	Lower Colorado River Auth. Rev. 5% 5/15/2031	9,229,770
4,595M	San Marcos Ind. Sch. Dist. GO 5% 8/1/2032	4,757,479

		64,064,129

17

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	Utah—1.0%
$ 1,365M	Provo Electric System Rev. 10 3/8% 9/15/2015	$ 1,750,476
5,500M	Weber Basin Water Conservancy Dist. Rev. 5 1/4% 10/1/2037	5,822,080

		7,572,556

	Virginia—.5%
3,310M	Norfolk Airport Auth. Rev. Series “A” 5% 7/1/2022	3,395,166

	Washington—2.4%
	Snohomish County Washington Ltd. Tax General Obligations:
7,975M	5 1/2% 12/1/2017	8,537,557
8,410M	5 1/2% 12/1/2018	9,003,241

		17,540,798

	Wisconsin—3.5%
12,000M	Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
	6.9% 8/1/2021	15,239,760
10,000M	Wisconsin State GO 5% 5/1/2025	10,454,500

		25,694,260

Total Value of Municipal Bonds (cost $667,203,204)	98.6%	720,846,156
Other Assets, Less Liabilities	1.4	10,231,025

Net Assets	100.0%	$731,077,181

*	Municipal bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at December 31, 2007.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

18	See notes to financial statements

Fund Expenses
INSURED TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,030.31	$5.07
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.22	$5.04

Expense Example – Class B Shares
Actual	$1,000.00	$1,025.88	$8.63
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.69	$8.59

*	Expenses are equal to the annualized expense ratio of .99% for Class A shares and 1.69% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

19

Cumulative Performance Information
INSURED TAX EXEMPT FUND II

Comparison of change in value of $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Insured Tax Exempt Fund II (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index” ). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.48%), 2.56% and 4.55%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.95% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.32%), 2.64% and 4.41%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.44% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

20

Portfolio of Investments
INSURED TAX EXEMPT FUND II
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—101.7%
	Alabama—5.1%
$2,000M	Auburn University Rev. 5% 6/1/2027	$ 2,107,320
2,100M	Mobile GO 5% 2/15/2023	2,208,507
2,150M	Montgomery County Public Bldg. Auth. Rev. 5% 3/1/2031	2,222,606

		6,538,433

	Alaska—4.0%
1,000M	Alaska Intl. Airport Rev. Series “B” 5 3/4% 10/1/2012*	1,109,450
3,765M	Anchorage GO 5% 8/1/2025	3,957,881

		5,067,331

	Arizona—5.0%
3,085M	Glendale Wtr. & Swr. Rev. 5% 7/1/2024	3,246,932
3,000M	Greater Dev. Auth. Infrastructure Rev. 5% 8/1/2026	3,115,530

		6,362,462

	California—7.0%
5,000M	California State GO 5% 6/1/2027	5,213,150
2,550M	Dublin Unified Sch. Dist. GO Series “A” 5% 8/1/2029	2,659,395
1,000M	Imperial Cmnty. College Dist. GO 5% 8/1/2026	1,035,660

		8,908,205

	Colorado—2.9%
1,500M	Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series “A”
	5 1/8% 12/1/2021	1,598,520
1,000M	Centennial Downs Met. Dist. GO 5% 12/1/2028	1,035,970
1,000M	Lafayette Water Rev. 5 1/4% 12/1/2023	1,063,000

		3,697,490

	Connecticut—1.9%
1,000M	Connecticut State Hlth. & Edl. Facs. Auth. Rev. 5% 7/1/2024	1,059,680
1,300M	Connecticut State Hsg. Fin. Auth. Rev. 4 3/4% 6/15/2030	1,324,752

		2,384,432

21

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
December 31, 2007

Principal
Amount	Security	Value

	Florida—2.6%
$1,320M	Columbia Cnty. Sch. Brd. COP 5% 7/1/2027	$ 1,373,632
1,880M	Florida State Dept. of Trans. Alligator Alley Rev. Series “A”
	5% 7/1/2025	1,978,681

		3,352,313

	Georgia—1.7%
1,000M	Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
	(Georgia Tech. Facs.) 5 1/4% 11/1/2021	1,069,680
1,000M	Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
	5 1/8% 12/1/2021	1,057,570

		2,127,250

	Illinois—4.1%
5,000M	Illinois State GO 5% 4/1/2028	5,206,000

	Indiana—3.9%
1,030M	Baugo School Bldg. Corp. 5 1/2% 1/15/2012*	1,117,282
1,230M	Indianapolis Loc. Pub. Impt. Rev. 5% 7/1/2030	1,278,044
1,105M	Merrillville Multi-School Building Corp. GO 5 1/2% 1/15/2012*	1,198,638
1,250M	Zionsville Community Schools Bldg. Corp. GO 5 3/4% 1/15/2012*	1,367,637

		4,961,601

	Kansas—1.2%
1,500M	Kansas State Dev. Fin. Auth. Hlth. Facs. Rev. 5 1/8% 11/15/2032	1,558,185

	Kentucky—3.3%
4,000M	Kentucky State Mun. Pwr. Agy. Rev. (Prairie St. Proj.) 5% 9/1/2037	4,142,360

	Louisiana—3.7%
1,845M	Louisiana Local Govt. Env. Facs. & Comm. 5 1/4% 10/1/2021	1,926,900
2,800M	Louisiana Pub. Facs. Auth. Rev. (Black & Gold Facs.) 5% 7/1/2039	2,795,576

		4,722,476

	Massachusetts—1.2%
1,500M	Massachusetts State Hlth. & Edl. Facs. Auth. Rev. 5% 7/1/2027	1,556,235

22

Principal
Amount	Security	Value

	Michigan—10.0%
$3,800M	Bay City School Dist. Bldg. & Site GO 5% 5/1/2025	$ 4,003,300
2,165M	Canton Charter Twp. GO 5% 4/1/2027	2,271,020
1,105M	Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021	1,174,947
2,000M	Michigan Mun. Bd. Auth. Rev. (Loc. Govt. Ln. Prog.) 5% 5/1/2023	2,111,220
1,000M	Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.)
	5 1/4% 1/1/2018	1,057,030
2,055M	Pinconning Area Schools (Bldg. & Site) GO 5% 5/1/2033	2,145,153

		12,762,670

	Minnesota—4.1%
25M	Kasson & Mantorville Ind. School District #204 GO 5% 2/1/2024	26,705
5,000M	Western Minnesota Mun. Power Agy. Series “A” 5% 1/1/2030	5,153,450

		5,180,155

	Mississippi—1.0%
1,200M	Mississippi Dev. Bank Spl. Oblig. Rev. Hwy. Impt. 5% 1/1/2027	1,257,696

	Missouri—3.1%
	Branson Reorg. School District General Obligations:
1,080M	5% 3/1/2024	1,136,970
1,500M	5% 3/1/2025	1,575,345
200M	Liberty Sewer System Rev. 6.15% 2/1/2009*	206,632
310M	Springfield Pub. Bldg. Corp. Leasehold Rev.
	(Springfield Rec. Proj.) Series “B” 5.85% 6/1/2010*
250M	St. Joseph School Dist. GO (Direct Dep. Prog.) 5 3/4% 3/1/2019	265,245
375M	St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
	5 3/4% 3/1/2010*	399,247

		3,911,806

	Nebraska—.8%
1,000M	Municipal Energy Agency 5 1/4% 4/1/2021	1,064,840

	New York—.8%
	Camden Central School District General Obligations:
725M	5 1/2% 3/15/2016	786,190
250M	5 1/2% 3/15/2017	270,285

		1,056,475

23

Portfolio of Investments (continued)
INSURED TAX EXEMPT FUND II
December 31, 2007

Principal
Amount	Security	Value

	North Carolina—2.7%
$1,225M	Monroe Combined Enterprise Sys. Rev. 5% 3/1/2023 (when-issued)	$ 1,302,163
2,000M	Onslow Wtr. & Swr. Auth. Rev. 5% 6/1/2033 (when-issued)	2,078,920

		3,381,083

	North Dakota—1.1%
1,400M	North Dakota State Brd. Higher Educ. Rev. (Wellness Proj.)
	5% 4/1/2029	1,450,638

	Ohio—10.8%
1,255M	Akron Sewer System Rev. 5 1/4% 12/1/2020	1,338,633
2,500M	Akron-Summit Cnty. Pub. Library GO 5% 12/1/2020	2,604,675
1,380M	Cincinnati State Tech. & Cmnty. College Gen. Receipts
	5 1/4% 10/1/2020	1,483,003
1,515M	Dayton Spl. Oblig. Economic Dev. Rev. 5% 12/1/2024 (when-issued)	1,570,919
1,450M	Hilliard School District GO 5% 12/1/2025	1,519,368
2,975M	Marysville School District GO 5% 12/1/2026	3,131,604
1,500M	Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018	1,609,875
450M	Youngstown GO 6% 12/1/2010*	490,388

		13,748,465

	Oregon—1.6%
2,000M	Multnomah Cnty. School Dist. #7 (Reynolds) GO 5% 6/1/2030	2,034,840

	Pennsylvania—7.8%
2,000M	Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/1/2024	2,108,900
5,185M	Central Greene School District GO 5% 2/15/2035	5,419,258
1,200M	New Castle Sanitation Auth. Swr. 5% 6/1/2027	1,223,928
1,000M	State Pub. Sch. Bldg. Auth. Rev. (Philadelphia) 5 1/4% 6/1/2013*	1,095,320

		9,847,406

	Puerto Rico—.7%
895M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
	6 1/4% 7/1/2016	897,282

24

Principal
Amount	Security	Value

	South Carolina—.8%
$1,000M	Hilton Head Island Rev. 5 1/8% 12/1/2022	$ 1,052,840

	Texas—6.9%
5,000M	Houston Utility Systems Rev. 5 1/4% 5/15/2020	5,379,850
1,000M	Tyler Ind. School District GO 5% 2/15/2028	1,039,360
2,245M	Victoria Cnty. Jr. College GO 5 1/8% 8/15/2026	2,368,542

		8,787,752

	Washington—1.9%
2,235M	Washington State Higher Ed. Facs. Auth. Rev. 5 1/4% 11/1/2027	2,385,080

Total Value of Municipal Bonds (cost $125,924,545)		129,403,801

	SHORT-TERM TAX EXEMPT INVESTMENTS—5.0%
	Adjustable Rate Notes**
1,200M	Beaver Cnty. PA Indl. Dev. Auth. Rev. (First Energy) 3.75%	1,200,000
800M	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev. 3.65%	800,000
1,000M	Missouri St. Hlth. & Edl. Facs. Auth. Rev. (St. Louis Univ.) 3.68%	1,000,000
1,000M	Missouri St. Hlth. & Edl. Facs. Auth. Rev. (Cox Health Sys.) 3.75%	1,000,000
1,210M	South Carolina Edl. Facs. Auth. Rev. 3.70%	1,210,000
600M	University of Michigan Hosp. Rev. 3.73%	600,000
500M	Virginia College Bldg. Auth. Rev. 3.72%	500,000

Total Value of Short-Term Tax Exempt Investments (cost $6,310,000)		6,310,000

Total Value of Municipal Investments (cost $132,234,545)	106.7%	135,713,801
Excess of Liabilities Over Other Assets	(6.7)	(8,543,779)

Net Assets	100.0%	$127,170,022

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Interest rates are determined and reset periodically by the issuer and are the rates in effect at
December 31, 2007.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

See notes to financial statements	25

Fund Expenses
ARIZONA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,028.03	$3.42
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.83	$3.41

Expense Example – Class B Shares
Actual	$1,000.00	$1,024.30	$6.99
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.30	$6.97

*	Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

26

Cumulative Performance Information
ARIZONA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Arizona Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Arizona Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.42%), 1.79% and 3.59%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 3.10% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.24%), 1.86% and 3.55%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.60% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

27

Portfolio of Investments
ARIZONA INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—102.2%
	Certificates of Participation—17.6%
$ 750M	Arizona Board Regents (Univ. Arizona Projs.) 5% 6/1/2024	$ 782,918
500M	Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030	523,570
750M	Arizona State Univ. Research Infrastructure
	5% 9/1/2026	772,687
500M	University Arizona Student Facs. Rev. 5% 6/1/2024	522,955

		2,602,130

	Education—4.8%
640M	South Campus Group (Arizona St. Univ. Proj. South Campus)
	5 5/8% 9/1/2023	706,470

	General Obligations—28.5%
	Maricopa County School District:
1,000M	#41 (Gilbert) Zero Coupon 1/1/2008	1,000,000
500M	#80 (Chandler) 6 1/4% 7/1/2011	548,270
1,000M	Phoenix Series “B” 5 3/8% 7/1/2019	1,076,880
500M	Pinal County Unified School District 5% 7/1/2024	528,240
500M	Yuma County Library District 5% 7/1/2024	526,245
500M	Yuma & La Paz Cntys. Cmnty. College Dist. 5% 7/1/2023	527,955

		4,207,590

	Health Care—4.1%
500M	Maricopa County Ind. Dev. Hosp. Facs. Auth. (Samaritan Hlth. Svcs.)
	7% 12/1/2016	603,735

	Transportation—2.6%
385M	Phoenix Airport Rev. 6 1/4% 7/1/2012	385,982

	Utilities—17.9%
750M	Glendale Water & Sewer Rev. 5% 7/1/2023	792,960
500M	Phoenix Civic Improvement Corp. Water Sys. Rev.
	5 1/2% 7/1/2020	540,150
750M	Pima County Sewer Rev. 5 3/8% 7/1/2014	785,280
500M	Yuma Mun. Ppty. Corp. Wtr. & Swr. Rev. 5% 7/1/2026	517,185

		2,635,575

28

Principal
Amount	Security		Value

	Other Revenue—26.7%
$ 750M	Downtown Phoenix Hotel Corp. 5% 7/1/2036		$ 760,350
250M	Greater Arizona Dev. Auth. Infrastructure Rev. 6% 8/1/2015		258,975
750M	Maricopa County Stadium District Rev. 5 3/8% 6/1/2017		803,790
500M	Phoenix Indl. Dev. Auth. 5% 7/1/2027		523,860
1,000M	Tempe Excise Tax Rev. 5 1/4% 7/1/2020		1,074,390
500M	Yuma Mun. Ppty. Corp. Lease Rev. 5% 7/1/2026		517,185

			3,938,550

Total Value of Municipal Bonds (cost $14,661,186)		102.2%	15,080,032
Excess of Liabilities Over Other Assets		(2.2)	(321,225)

Net Assets		100.0%	$14,758,807

See notes to financial statements	29

Fund Expenses
CALIFORNIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,027.92	$4.34
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.93	$4.33

Expense Example – Class B Shares
Actual	$1,000.00	$1,024.39	$7.91
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.40	$7.88

*	Expenses are equal to the annualized expense ratio of .85% for Class A shares and 1.55% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

30

Cumulative Performance Information
CALIFORNIA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors California Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors California Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.51%), 2.05% and 3.90%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.99% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.27%), 2.14% and 3.85%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.47% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

31

Portfolio of Investments
CALIFORNIA INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—96.3%
	Certificates of Participation—13.5%
$ 500M	Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012	$ 576,110
750M	Los Angeles Real Property Prog. 5.3% 4/1/2022	797,272
1,200M	Riverside California 5% 9/1/2028	1,235,652
1,000M	West Contra Costa Healthcare 5 3/8% 7/1/2024	1,034,000

		3,643,034

	General Obligations—37.2%
1,000M	Antelope Valley Cmnty. College District 5% 8/1/2026	1,051,230
1,085M	Carlsbad Unified School District 5% 8/1/2026	1,140,585
500M	Fontana School District 5 3/4% 5/1/2022	526,780
650M	Jefferson Unified High Sch. District (San Mateo Cnty.)
	6 1/4% 2/1/2016	729,079
1,000M	Los Angeles Unified School District 4 3/4% 7/1/2027	1,011,140
750M	Natomas Unified School District 5.95% 9/1/2021	870,810
1,000M	Oak Valley Hospital District 5% 7/1/2035	1,028,290
1,000M	Palomar Pomerado Health 5% 8/1/2032	1,032,230
1,010M	San Juan Unified School District 5% 8/1/2025	1,051,289
500M	Walnut Valley School District 7.2% 2/1/2016	579,500
1,000M	Wiseburn School District 5% 8/1/2026	1,043,260

		10,064,193

	Transportation—4.8%
1,000M	Port of Oakland Rev. Bonds Series “M” 5 1/4% 11/1/2012*	1,092,810
200M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
	5 3/4% 7/1/2010*	214,816

		1,307,626

	Utilities—17.5%
1,150M	Los Angeles Water & Power Elec. Rev. 5 1/8% 7/1/2020	1,225,474
1,000M	Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev. 5% 12/1/2027	1,027,680
1,525M	Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/1/2022	1,658,956
750M	South Gate Public Fing. Auth. Wtr. Rev. Series “A” 6% 10/1/2012	824,340

		4,736,450

32

Principal
Amount	Security	Value

	Other Revenue—23.3%
$1,000M	California State Public Works Board 6 1/2% 12/1/2008	$ 1,030,730
1,000M	Folsom Public Fin. Auth. 5% 9/1/2028	1,034,790
1,000M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	1,145,660
1,105M	Palm Springs Fing. Auth. Lease Rev. Series “A”
	(Convention Ctr. Proj.) 5 1/4% 11/1/2020	1,211,246
1,000M	Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4% 8/1/2020	1,060,890
700M	San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015	816,697

		6,300,013

Total Value of Municipal Bonds (cost $24,863,841)		26,051,316

	SHORT-TERM TAX EXEMPT INVESTMENTS—2.2%
	Adjustable Rate Notes**
300M	California Housing Fin. Agency Rev. 3.40%	300,000
300M	Irvine Ranch Water District 3.47%	300,000

Total Value of Short-Term Tax Exempt Investments (cost $600,000)		600,000

Total Value of Municipal Investments (cost $25,463,841)	98.5%	26,651,316
Other Assets, Less Liabilities	1.5	392,710

Net Assets	100.0%	$27,044,026

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Interest rates are determined and reset periodically by the issuer and are the rates in effect at
December 31, 2007.

See notes to financial statements	33

Fund Expenses
COLORADO INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,033.54	$3.43
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.83	$3.41

Expense Example – Class B Shares
Actual	$1,000.00	$1,029.86	$7.01
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.30	$6.97

*	Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

34

Cumulative Performance Information
COLORADO INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Colorado Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Colorado Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.16%), 1.81% and 3.71%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.53% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.88%), 1.89% and 3.67%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 1.99% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

35

Portfolio of Investments
COLORADO INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—99.7%
	Certificates of Participation—5.0%
$ 250M	Broomfield Open Space 5 1/2% 12/1/2020	$ 264,627
200M	Greeley Building Auth. 5.6% 11/1/2019	211,636

		476,263

	Education—11.5%
185M	Colorado Sch. Mines Aux. Facs. Rev. 5 1/4% 12/1/2012*	201,744
250M	Colorado St. Board of Governors University Rev. 5 1/4% 3/1/2024	269,182
250M	Fort Lewis College Brd. 5% 10/1/2025	259,355
350M	University of Northern Colorado Rev. 5 1/2% 6/1/2018	373,688

		1,103,969

	General Obligations—36.7%
500M	Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora Series “A”
	5 1/8% 12/1/2021	532,840
250M	Adams Cnty. Sch. Dist. #50 Westminster 5% 12/1/2025	262,450
1,000M	Arapahoe Cnty. Sch. Dist. #6 Littleton 5 1/4% 12/1/2019	1,071,740
200M	Arapahoe Cnty. Water & Wastewater Series “B” 5 3/4% 12/1/2019	220,316
250M	Centennial Downs Met. District 5% 12/1/2028	258,992
	El Paso County School District:
350M	#2 (Harrison) 5 1/2% 12/1/2011*	379,880
250M	#20, 5 1/4% 12/15/2017	267,133
250M	Moffat Cnty. Sch. Dist. #1 Craig 5 1/4% 12/1/2024	271,510
250M	Pueblo County School District #70, 5 1/4% 12/1/2022	264,707

		3,529,568

	Health Care—5.3%
125M	Colorado Health Facs. (Poudre Valley Hlth. Care) 5 5/8% 12/1/2009*	132,195
350M	Denver City & Cnty. Mental Hlth. Corp. Series “A” 5 1/2% 7/15/2015	377,738

		509,933

36

Principal
Amount	Security	Value

	Utilities—22.6%
$250M	Arapahoe Cnty Wtr. & Wastewater Auth. Rev. 5% 12/2/2025	$ 264,610
250M	Aurora Wtr. Impt. Auth. 5% 8/1/2032	261,212
100M	Boulder Water & Sewer Rev. 5.6% 12/1/2010*	106,956
200M	Broomfield Water Activity Enterprise Water Rev. 5 1/2% 12/1/2019	213,516
	Colorado Water Resources & Power Dev. Authority Small Water
	Resources Rev. Series “A”:
100M	5 3/4% 11/1/2010*	107,166
250M	5 1/4% 11/1/2021	266,170
250M	Colorado Wtr. Res. & Pwr. Dev. Auth. 5% 12/1/2035	257,560
400M	Denver City & County Wastewater Rev. 5 1/4% 11/1/2016	430,256
250M	Erie Water Enterprise Rev. 5% 12/1/2024	265,440

		2,172,886

	Other Revenue—18.6%
250M	Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016	265,563
	Larimer County Sales & Use Tax Revenue:
280M	5 1/4% 12/15/2016	299,580
400M	5 1/2% 12/15/2018	430,956
250M	Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015	265,683
500M	Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021	530,330

		1,792,112

Total Value of Municipal Bonds (cost $9,172,732)	99.7%	9,584,731
Other Assets, Less Liabilities	.3	27,219

Net Assets	100.0%	$9,611,950

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	37

Fund Expenses
CONNECTICUT INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,031.36	$4.61
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.67	$4.58

Expense Example – Class B Shares
Actual	$1,000.00	$1,027.72	$8.18
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.14	$8.13

*	Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

38

Cumulative Performance Information
CONNECTICUT INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Connecticut Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Connecticut Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.07%), 1.97% and 3.66%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.82% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.84%), 2.05% and 3.61%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.29% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

39

Portfolio of Investments
CONNECTICUT INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—99.4%
	Education—16.0%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$1,000M	Quinnipiac University 5% 7/1/2024	$ 1,059,680
1,000M	Renbrook School 5% 7/1/2030	1,042,200
1,235M	Trinity College Series “H” 5% 7/1/2019	1,306,445
1,000M	Westminister School 5% 7/1/2037	1,034,370
	University of Connecticut Student Fees Rev. Series “A”:
600M	5 1/4% 11/15/2021	642,444
1,000M	5% 11/15/2029	1,033,800

		6,118,939

	General Obligations—42.8%
500M	Branford 5% 5/15/2014	532,485
	Bridgeport:
750M	Series “A” 6 1/8% 7/15/2010*	812,693
1,000M	Series “A” 5 3/8% 8/15/2019	1,067,780
1,500M	Series “B” 5% 12/1/2023	1,591,800
	Connecticut State:
690M	Series “E” 6% 3/15/2012	763,568
1,020M	Series “F” 5% 10/15/2021	1,072,081
1,090M	Cromwell 5% 6/15/2020	1,144,489
1,000M	Glastonbury 5% 6/15/2021	1,065,650
1,650M	Hartford 5% 8/15/2019	1,736,394
1,000M	Hartford County Met. Dist. 5% 5/1/2024	1,047,590
800M	New Britain 6% 3/1/2012	849,464
	New Haven:
300M	6% 11/1/2009*	318,915
470M	5 1/4% 11/1/2013	496,569
395M	5% 11/1/2017	420,430
1,000M	North Haven 5% 7/15/2019	1,105,270
1,000M	Puerto Rico Commonwealth 5% 7/1/2026	1,042,200
1,250M	Waterbury 5% 4/1/2012*	1,338,013

		16,405,391

40

Principal
Amount	Security	Value

	Health Care—17.1%
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
$ 385M	Bridgeport Hospital 6 1/2% 7/1/2012	$ 386,059
400M	Child Care Facs. Prog. 5 1/2% 7/1/2019	420,264
2,165M	Children’s Medical Center Series “B” 5% 7/1/2021	2,281,369
700M	New Britain General Hospital 6 1/8% 7/1/2014	701,715
	Village Families & Children Series “A”:
370M	5% 7/1/2015	394,616
385M	5% 7/1/2016	409,459
405M	5% 7/1/2017	429,174
1,000M	Yale-New Haven Hospital 5% 7/1/2031	1,035,680
500M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
	6 1/4% 7/1/2016	501,275

		6,559,611

	Housing—6.2%
	Connecticut State Housing Finance Authority:
1,750M	5% 6/15/2024	1,856,803
500M	5.85% 6/15/2030	516,600

		2,373,403

	Transportation—3.5%
	Connecticut State Special Tax Obligation Revenue
	Transportation Infrastructure:
250M	6 1/8% 9/1/2012	271,375
1,000M	5% 12/1/2021	1,047,310

		1,318,685

	Utilities—12.4%
1,000M	Greater New Haven Wtr. Poll. Ctl. Auth. 5% 8/15/2035	1,034,090
	Puerto Rico Electric Power Authority Revenue:
250M	5 1/4% 7/1/2012*	273,560
500M	5 3/8% 7/1/2012*	549,720
1,000M	5% 7/1/2026	1,046,140
1,800M	South Central Connecticut Regional Water Auth. 5% 8/1/2033	1,848,348

		4,751,858

41

Portfolio of Investments (continued)
CONNECTICUT INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security		Value

	Other Revenue—1.4%
$ 545M	Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2% 6/15/2008		$ 546,493

Total Value of Municipal Bonds (cost $37,014,554)		99.4%	38,074,380
Other Assets, Less Liabilities		.6	232,119

Net Assets		100.0%	$38,306,499

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

42	See notes to financial statements

Fund Expenses
GEORGIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,032.46	$3.43
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.83	$3.41

Expense Example – Class B Shares
Actual	$1,000.00	$1,028.77	$7.01
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.30	$6.97

*	Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

43

Cumulative Performance Information
GEORGIA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Georgia Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Georgia Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.13%), 1.83% and 3.76%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.83% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.90%), 1.92% and 3.72%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.31% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

44

Portfolio of Investments
GEORGIA INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.0%
	Education—26.3%
$500M	Americus-Sumter Payroll Dev. Auth. Rev. 5% 6/1/2036	$ 518,030
250M	Athens Dev. Auth. Hsg. & Lease Rev. (East Campus)
	5 1/4% 12/1/2022	264,820
500M	Bulloch County Dev. Auth. 5 1/4% 8/1/2019	541,210
500M	Cobb County Dev. Auth. Hsg. Rev. 5 1/4% 7/15/2025	531,985
	Fulton County Development Authority Revenue:
350M	Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017	376,208
250M	Morehouse College 6 1/4% 12/1/2010*	274,165
500M	Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023	533,720

		3,040,138

	Health Care—21.8%
500M	Clarke County Hospital Auth. Rev. 5% 1/1/2027	518,695
500M	Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024	532,535
500M	Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018	538,520
500M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
	6 1/4% 7/1/2016	501,275
400M	Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019	427,760

		2,518,785

	Utilities—29.4%
	Atlanta Water & Wastewater & Sewer Revenue:
105M	5 1/2% 11/1/2017	117,867
500M	5% 11/1/2037	516,600
130M	Brunswick Water & Sewer Rev. 6.1% 10/1/2019	152,783
150M	Cairo Combined Public Utility Rev. 5% 1/1/2024	157,390
150M	Columbia County Water & Sewer Rev. 6 1/4% 6/1/2010*	160,952
500M	Commerce Water & Sewer Rev. 5% 12/1/2025	524,260
500M	Fayetteville Water & Sewer Rev. 5% 11/1/2021	527,055
250M	Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*	269,245
	Georgia Municipal Gas Authority Revenue:
	Buford Project:
80M	6.8% 11/1/2009	80,238
250M	5 1/2% 11/1/2012	266,358
100M	Warner Robins Series “B” 5.8% 1/1/2015	100,219
500M	Upper Oconee Basin Water Auth. 5% 7/1/2026	520,265

		3,393,232

45

Portfolio of Investments (continued)
GEORGIA INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	Other Revenue—20.5%
$250M	Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2010*	$ 267,262
500M	Atlanta Tax Allocation (Atlantic Station Proj.) 5 1/4% 12/1/2022	537,560
500M	Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. 5 1/2% 10/1/2018	559,455
250M	College Park Dev. Auth. Rev. (Civic Ctr. Proj.) 5 3/4% 9/1/2010*	271,378
200M	Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice Ctr.)
	6 1/4% 6/1/2010*	216,460
500M	Jefferson Pub. Bldg. Auth. Rev. Series “A” 5% 3/1/2032	514,780

		2,366,895

Total Value of Municipal Bonds (cost $10,913,701)	98.0%	11,319,050
Other Assets, Less Liabilities	2.0	230,256

Net Assets	100.0%	$11,549,306

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

46	See notes to financial statements

Fund Expenses
MARYLAND INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,025.35	$3.83
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.43	$3.82

Expense Example – Class B Shares
Actual	$1,000.00	$1,021.58	$7.39
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.90	$7.38

*	Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

47

Cumulative Performance Information
MARYLAND INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Maryland Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Maryland Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.87%), 1.52% and 3.44%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 3.02% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.66%), 1.59% and 3.41%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.51% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

48

Portfolio of Investments
MARYLAND INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.9%
	Certificates of Participation—3.7%
$ 750M	Baltimore Board of Education Admin. Proj. 5.8% 4/1/2011	$ 795,277

	Education—24.6%
	Maryland St. Econ. Dev. Corp. Student Hsg. Rev.:
1,000M	Univ. MD-Baltimore Cnty. 5% 7/1/2035	1,030,690
1,000M	Univ. MD-College Park 5% 6/1/2026	1,030,400
735M	Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
	(Univ. MD-College Park) 5 3/8% 7/1/2016	778,438
500M	Morgan State University Academic & Auxiliary Facilities
	Fees Rev. 6.05% 7/1/2015	556,590
750M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
	University Plaza Proj. Series “A” 5 5/8% 7/1/2013	784,245
1,000M	St. Mary’s College Rev. 5% 9/1/2024	1,051,200

		5,231,563

	General Obligations—11.6%
1,000M	Ocean City 5% 3/1/2021	1,038,770
1,000M	St. Mary’s County Hospital 5% 10/1/2020	1,062,620
350M	Wicomico County 5 1/2% 12/1/2016	367,339

		2,468,729

	Health Care—21.9%
	Maryland State Health & Higher Educ. Facs.:
	Anne Arundel Health System:
1,000M	5% 7/1/2024	1,042,730
1,000M	5% 7/1/2034	1,032,990
1,000M	University of Maryland Med. Sys. 5% 7/1/2024	1,039,370
1,000M	Western Maryland Health 5% 1/1/2025	1,029,270
500M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
	6 1/4% 7/1/2016	501,275

		4,645,635

	Housing—3.7%
265M	Maryland State Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev.
	5 7/8% 7/1/2016	266,495
500M	Montgomery County Multi-Family Mortgage Rev. 6% 7/1/2020	514,110

		780,605

49

Portfolio of Investments (continued)
MARYLAND INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security		Value

	Transportation—5.0%
$1,000M	Maryland State Trans. Auth. Lease Rev. Metrorail Parking Proj.
	5% 7/1/2022		$ 1,055,500

	Utilities—12.4%
	Baltimore Wastewater Utilities Revenue:
1,000M	5% 7/1/2020		1,043,240
1,000M	5% 7/1/2024		1,062,900
500M	Puerto Rico Electric Power Auth. Rev. 5 1/4% 7/1/2010*		531,085

			2,637,225

	Other Revenue—16.0%
1,000M	Anne Arundel Cnty. Spl. Oblig. (Natl. Bus. Park Proj.)
	5 1/8% 7/1/2022		1,070,250
	Baltimore Convention Center Revenue:
250M	5 1/2% 9/1/2014		258,132
1,000M	5% 9/1/2032		1,010,440
1,000M	Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021		1,054,750

			3,393,572

Total Value of Municipal Bonds (cost $20,537,535)		98.9%	21,008,106
Other Assets, Less Liabilities		1.1	229,355

Net Assets		100.0%	$21,237,461

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

50	See notes to financial statements

Fund Expenses
MASSACHUSETTS INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,029.56	$3.84
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.43	$3.82

Expense Example – Class B Shares
Actual	$1,000.00	$1,025.95	$7.40
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.90	$7.38

*	Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

51

Cumulative Performance Information
MASSACHUSETTS INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Massachusetts Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Massachusetts Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.48%), 1.68% and 3.54%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.94% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.22%), 1.77% and 3.52%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.42% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

52

Portfolio of Investments
MASSACHUSETTS INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—96.9%
	Education—32.9%
$1,000M	Massachusetts State College Bldg. Auth. Proj. 5 1/4% 5/1/2021	$ 1,059,850
	Massachusetts State Dev. Fin. Agy. Revenue:
1,000M	Boston University 5% 10/1/2035	1,034,290
1,000M	Massachusetts College of Pharmacy 5% 7/1/2031	1,041,410
1,000M	Worcester Polytechnic Institute 5% 9/1/2023	1,062,110
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,015M	5% 8/15/2022	1,067,405
1,000M	5% 7/1/2027	1,037,490
1,000M	5% 10/1/2029	1,032,250
1,000M	University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014	1,155,910

		8,490,715

	General Obligations—31.2%
1,000M	Holliston 5 1/4% 4/1/2018	1,074,950
1,000M	Lawrence 5% 4/1/2027	1,050,660
500M	Massachusetts State 3.861% 5/1/2037	453,095
1,155M	Quaboag Regional School District 5 1/2% 6/1/2017	1,225,663
1,000M	Springfield 6% 10/1/2009*	1,060,150
1,000M	Westborough 5% 11/15/2019	1,054,970
1,040M	Westford 5 1/8% 4/1/2017	1,080,664
1,000M	Worcester 5 1/2% 8/15/2017	1,069,760

		8,069,912

	Health Care—6.3%
1,000M	Harvard Pilgrim Health Care 5 1/4% 7/1/2013	1,018,730
570M	Massachusetts General Hospital Series “F” 6 1/4% 7/1/2012	606,269

		1,624,999

	Transportation—4.1%
1,000M	Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*	1,059,530

	Utilities—18.4%
1,000M	Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013	1,061,760
1,455M	Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018	1,572,913
1,000M	Massachusetts State Water Resource Auth. 5% 8/1/2023	1,061,700
1,000M	Springfield Water & Sewer Rev. 5% 7/15/2024	1,055,380

		4,751,753

53

Portfolio of Investments (continued)
MASSACHUSETTS INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security		Value

	Other Revenue—4.0%
$1,000M	Boston Convention Center Act 1997 Series “A” 5% 5/1/2017		$ 1,046,580

Total Value of Municipal Bonds (cost $24,142,444)			25,043,489

	SHORT-TERM TAX EXEMPT INVESTMENTS—1.5%
	Adjustable Rate Notes**
300M	Massachusetts State Dev. Fin. Agy. Rev. (Boston Univ.) 3.67%		300,000
100M	Puerto Rico Commonwealth Govt. Dev. Bank 3.18%		100,000

Total Value of Short-Term Tax Exempt Investments (cost $400,000)			400,000

Total Value of Municipal Investments (cost $24,542,444)		98.4%	25,443,489
Other Assets, Less Liabilities		1.6	402,108

Net Assets		100.0%	$25,845,597

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Interest rates are determined and reset periodically by the issuer and are the rates in effect at
December 31, 2007.

54	See notes to financial statements

Fund Expenses

MICHIGAN INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,031.61	$4.61
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.67	$4.58

Expense Example – Class B Shares
Actual	$1,000.00	$1,027.04	$8.17
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.14	$8.13

*	Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

55

Cumulative Performance Information
MICHIGAN INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Michigan Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Michigan Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.19%), 1.72% and 3.46%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.77% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.05%), 1.80% and 3.43%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.25% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

56

Portfolio of Investments
MICHIGAN INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.2%
	General Obligations—69.6%
$1,360M	Allendale Public Sch. Dist. Series “A” 5 1/4% 5/1/2024	$ 1,464,815
1,000M	Bay City School District Bldg. & Site 5% 5/1/2025	1,053,500
1,000M	Detroit Series “B” 5% 4/1/2025	1,043,850
1,725M	Eaton Rapids Public Schools 5 1/4% 5/1/2022	1,849,321
1,550M	Ecorse Public School District 5% 5/1/2027	1,629,406
1,000M	Ferndale Public Schools 5% 5/1/2023	1,043,980
1,000M	Fraser Public School District 5% 5/1/2024	1,054,450
1,500M	Galesburg-Augusta Community Schools 5% 5/1/2024	1,571,055
1,000M	Godwin Heights Public School District 5 5/8% 5/1/2010*	1,056,630
1,000M	Grand Blanc Community School District 5 5/8% 5/1/2015	1,078,010
1,040M	Grand Rapids Building Authority 5 3/4% 8/1/2015	1,102,639
1,000M	Gull Lake Community School District Zero Coupon 5/1/2013	758,580
1,575M	Jenison Public School District 5 1/2% 5/1/2018	1,687,266
1,000M	Kenowa Hills Public Schools 5% 5/1/2025	1,046,090
1,000M	Montrose Township School District 6.2% 5/1/2017	1,150,760
1,115M	Oakland Schools Inter. School Dist. 5% 5/1/2023	1,189,382
1,000M	Saginaw City School District Schs. Bldg. & Site 5% 5/1/2025	1,046,240

		20,825,974

	Health Care—7.9%
	Michigan State Hospital Finance Authority Revenue:
1,000M	Mercy Mount Clemens 5 3/4% 5/15/2009*	1,046,180
280M	St. John’s Hospital 6% 5/15/2008	283,102
1,000M	Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/2013	1,042,200

		2,371,482

	Transportation—3.7%
1,000M	Michigan State Grant Anticipation Rev. 5 1/4% 9/15/2024	1,087,850

	Utilities—16.4%
1,275M	Detroit Water Supply System Rev. 6 1/2% 7/1/2015	1,490,131
	Michigan State Strategic Fund (Detroit Edison Co.):
1,350M	6.95% 5/1/2011	1,500,741
1,000M	7% 5/1/2021	1,282,240
500M	Monroe County Economic Dev. Corp. (Detroit Edison Co.)
	6.95% 9/1/2022	644,845

		4,917,957

57

Portfolio of Investments (continued)
MICHIGAN INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	Other Revenue—.6%
$ 190M	Michigan Muni. Bond Auth. Rev. 4 1/2% 5/1/2026	$ 188,351

Total Value of Municipal Bonds (cost $27,826,538)		29,391,614

	SHORT-TERM TAX EXEMPT INVESTMENTS—.7%
200M	University of Michigan Univ. Rev. Bonds
	Adjustable Rate Note 3.73%** (cost $200,000)	200,000

Total Value of Municipal Investments (cost $28,026,538)	98.9%	29,591,614
Other Assets, Less Liabilities	1.1	318,170

Net Assets	100.0%	$29,909,784

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
December 31, 2007.

58	See notes to financial statements

Fund Expenses
MINNESOTA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,033.75	$3.43
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.83	$3.41

Expense Example – Class B Shares
Actual	$1,000.00	$1,030.19	$7.01
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.30	$6.97

*	Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

59

Cumulative Performance Information
MINNESOTA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Minnesota Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Minnesota Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.10%), 1.74% and 3.50%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.51% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.15%), 1.84% and 3.47%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 1.97% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

60

Portfolio of Investments
MINNESOTA INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—97.4%
	Education—6.7%
$ 600M	Minnesota State Colleges & Univ. 5% 10/1/2021	$ 643,704
400M	University of Minnesota 5 3/4% 7/1/2017	466,524

		1,110,228

	General Obligations—62.4%
400M	Becker Ind. School District #726, 6% 2/1/2017	422,632
750M	Blooming Prairie Ind. School District #756, 4 3/4% 1/1/2024	776,078
500M	Crow Wing County Jail Series “B” 5% 2/1/2021	532,435
500M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	526,245
200M	Delano Ind. School District #879, 5.6% 2/1/2015	213,220
	Eagan Recreational Facilities Series “A”:
450M	5% 2/1/2015	475,591
250M	5% 2/1/2016	263,245
100M	Elk River Ind. School District #728, 5 1/2% 2/1/2021	106,320
300M	Farmington Ind. School District #192 Series “B” 5% 2/1/2022	318,507
500M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	533,205
1,000M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	1,068,200
260M	Mahtomedi Ind. School District #832, 5% 2/1/2017	272,769
1,000M	Minneapolis Special School District #1, 5% 2/1/2020	1,053,470
750M	Montgomery School District #394, 5% 2/1/2025	792,285
500M	Moorhead Series “A” 5% 2/1/2027	525,040
750M	New Brighton Series “A” 5% 2/1/2032	784,485
250M	Pequot Lakes Ind. Sch. Dist. #186, 5 1/8% 2/1/2018	266,080
700M	Scott County 5% 12/1/2023	752,626
	St. Paul Ind. School District #625:
250M	5 5/8% 2/1/2015	256,697
400M	5% 2/1/2017	424,040

		10,363,170

	Health Care—8.7%
500M	Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.)
	5 1/2% 5/15/2017	539,150
350M	Minnesota Agriculture & Econ. Dev. Brd. Rev. (Benedictine Hlth.)
	5 1/4% 2/15/2014	365,981
500M	St. Cloud Health Care Oblig. Group “A” 5.8% 5/1/2016	532,595

		1,437,726

61

Portfolio of Investments (continued)
MINNESOTA INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	Housing—2.5%
$ 400M	Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
	5.9% 10/20/2019	$ 414,292

	Transportation—3.1%
500M	Minneapolis & St. Paul Metro Airports Comm. Airport Rev.
	Series “A” 5% 1/1/2028	512,410

	Utilities—10.8%
	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Rev:
400M	5.4% 1/1/2016	414,792
500M	5% 1/1/2026	524,865
	Western Minnesota Municipal Power Agency:
325M	5 1/2% 1/1/2011	332,121
500M	5 1/2% 1/1/2015	529,190

		1,800,968

	Other Revenue—3.2%
500M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	527,150

Total Value of Municipal Bonds (cost $15,594,875)	97.4%	16,165,944
Other Assets, Less Liabilities	2.6	430,701

Net Assets	100.0%	$16,596,645

62	See notes to financial statements

Fund Expenses
MISSOURI INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,031.71	$3.43
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.83	$3.41

Expense Example – Class B Shares
Actual	$1,000.00	$1,027.27	$7.00
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.30	$6.97

*	Expenses are equal to the annualized expense ratio of .67% for Class A shares and 1.37% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

63

Cumulative Performance Information
MISSOURI INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Missouri Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Missouri Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.33%), 2.06% and 3.83%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.84% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.25%), 2.13% and 3.78%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.32% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

64

Portfolio of Investments
MISSOURI INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—97.9%
	Education—10.5%
$ 125M	Bowling Green School District 5.85% 3/1/2010*	$ 132,171
500M	Cape Girardeau Cnty. Bldg. Corp. Sch. Dist. #R-II, 5 1/4% 3/1/2025	532,365
500M	Lincoln Univ. Aux. Sys. Student Hsg. Rev. 5% 6/1/2027	524,855
150M	Missouri Southern State College Rev. Aux. Enterprise Sys.
	5.3% 4/1/2015	158,151
150M	Missouri State Hlth. & Educ. Facs. Auth. (Webster Univ.)
	5 1/2% 4/1/2018	159,252

		1,506,794

	General Obligations—23.8%
400M	Cass County Reorg. School District #2, 5 1/2% 3/1/2017	431,492
350M	Clay County Pub. School District #53, 5% 3/1/2017	367,234
500M	Fort Zumwalt School District 5% 3/1/2023	530,555
100M	Jefferson County School District #6, 6% 3/1/2014	105,575
140M	Maplewood Richmond Heights School District
	5 1/4% 3/1/2016	147,430
500M	Neosho Reorg. School District #R5, 5% 3/1/2022	533,410
500M	Nixa School District #R2, 5 1/4% 3/1/2025	538,785
125M	St. Joseph School Dist. (Direct Dep. Prog.) 5 3/4% 3/1/2019	132,622
100M	St. Louis County Pattonville R-3 School Dist. (Direct Dep. Prog.)
	5 3/4% 3/1/2010*	106,466
250M	Washington School District 5% 3/1/2015	264,880
250M	Wentzville School District #4, 5% 3/1/2022	260,708

		3,419,157

	Health Care—8.2%
400M	Jackson County Spl. Oblig. (Truman Med. Ctr.) 5% 12/1/2022	416,204
140M	Missouri State Hlth. & Educ. Facs. Auth. Series “A” (BJC Hlth. Sys.)
	6 3/4% 5/15/2011	155,819
500M	North Kansas City Hospital Rev. Series “A” 5% 11/15/2020	525,880
80M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
	6 1/4% 7/1/2016	80,204

		1,178,107

65

Portfolio of Investments (continued)
MISSOURI INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	Transportation—4.1%
$ 400M	Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty. Proj. Series “B”
	5 1/4% 10/1/2019	$ 427,728
150M	St. Louis Airport Rev. (Lambert Intl. Airport) 5 1/8% 7/1/2015	153,523

		581,251

	Utilities—12.7%
250M	Jefferson County Cons. Public Water Supply 5 1/4% 12/1/2016	269,332
500M	Missouri Jt. Mun. Elec. Util. Rev. 5% 1/1/2021	530,050
1,000M	Springfield Pub. Util. Rev. 4 3/4% 8/1/2024	1,021,880

		1,821,262

	Other Revenue—38.6%
500M	Arnold Pub. Facs. Corp. Arnold Cmnty. Rec. Ctr. 5% 8/15/2023	521,320
100M	Clay County Public Building Auth. Leasehold Rev. 5 1/8% 5/15/2014	100,666
500M	Jackson County Pub. Bldg. Corp. Leasehold Rev. 5% 12/1/2020	531,745
1,000M	Jackson County Spl. Oblig. (Truman Sports Complex) 5% 12/1/2023	1,058,140
250M	Kansas City Municipal Assistance Corp. Rev. Series “A” 5% 3/1/2019	260,373
250M	Missouri State Board Public Buildings Series “A” 5% 5/1/2021	258,247
500M	Missouri State Dev. Finance Board Infrastructure Facs. Rev.
	Hartman Heritage Center Phase II, 5% 4/1/2020	521,480
500M	Missouri State Regional Convention & Sports Complex Auth.
	5 1/4% 8/15/2020	538,155
	Springfield Public Building Corp. Leasehold Revenue:
125M	Capital Improvement 5.6% 6/1/2014	130,220
230M	Jordan Valley 5.85% 6/1/2014	244,672
	St. Louis Municipal Finance Corp. Leasehold Revenue:
200M	Carnahan Courthouse Series “A” 5% 2/15/2012*	213,448
125M	City Justice Center Series “A” 5 3/4% 2/15/2010*	132,947
1,000M	Recreational Sales Tax 5% 2/15/2032	1,032,460

		5,543,873

Total Value of Municipal Bonds (cost $13,623,677)	97.9%	14,050,444
Other Assets, Less Liabilities	2.1	294,494

Net Assets	100.0%	$14,344,938

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

66	See notes to financial statements

Fund Expenses
NEW JERSEY INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,030.62	$4.86
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.42	$4.84

Expense Example – Class B Shares
Actual	$1,000.00	$1,026.94	$8.43
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.89	$8.39

*	Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.65% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

67

Cumulative Performance Information
NEW JERSEY INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New Jersey Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors New Jersey Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.18%), 1.75% and 3.55%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.89% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.02%), 1.84% and 3.51%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.37% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

68

Portfolio of Investments
NEW JERSEY INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.7%
	Education—13.2%
$1,650M	New Jersey Economic Dev. Auth. 5% 9/1/2025	$ 1,753,818
	New Jersey Educational Facilities Auth. Revenue:
2,125M	College of New Jersey Series “C” 5 3/8% 7/1/2016	2,277,405
1,000M	Montclair State Univ. Series “A” 5% 7/1/2023	1,064,730
1,020M	Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
	University Plaza Proj. Series “A” 5 5/8% 7/1/2013	1,066,573
1,000M	University of Medicine & Dentistry of New Jersey Series “A”
	5 3/8% 12/1/2016	1,077,310

		7,239,836

	General Obligations—14.4%
1,750M	Atlantic City Board of Education 6.1% 12/1/2015	2,056,600
3,000M	Jackson Twp. Sch. Dist. 5% 6/15/2024	3,166,950
1,000M	Jersey City General Improvements 5% 9/1/2023	1,063,740
1,500M	Jersey City Series “B” 5% 9/1/2019	1,583,295

		7,870,585

	Health Care—7.0%
	New Jersey State Health Care Facs. Fing. Authority:
1,500M	General Hospital Center at Passaic 6% 7/1/2014	1,675,785
1,000M	Meridian Health System Oblig. Group 5 5/8% 7/1/2014	1,043,390
1,000M	Riverview Medical Center 6 1/4% 7/1/2011	1,101,390

		3,820,565

	Housing—1.7%
895M	New Jersey State Hsg. & Mtg. Fing. Agency Regency
	Park Project 6.05% 11/1/2017	924,785

	Transportation—20.3%
1,000M	Delaware River & Bay Authority 5 1/2% 1/1/2010*	1,055,810
1,000M	Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022	1,050,210
1,000M	New Jersey State Hwy. Auth. (Garden State Parkway)
	6.2% 1/1/2010	1,032,290
2,000M	New Jersey State Trans. Auth. 5% 12/15/2024	2,108,980
2,000M	New Jersey State Turnpike Auth. Rev.
	5% 1/1/2035	2,033,320

69

Portfolio of Investments (continued)
NEW JERSEY INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	Transportation (continued)
	Port Authority of New York & New Jersey:
$2,100M	5% 10/15/2018	$ 2,225,853
1,500M	5% 8/15/2029	1,584,330

		11,090,793

	Utilities—6.5%
1,000M	Bergen County Utilities Auth. Rev. 5% 12/15/2031	1,042,570
1,150M	Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018	1,207,937
1,250M	Passaic Valley Sewer Comm. Series “E” 5 5/8% 12/1/2018	1,313,600

		3,564,107

	Other Revenue—35.6%
2,500M	Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
	7.4% 7/1/2016	2,992,650
2,000M	Cape May County Bridge Commission 5% 6/1/2032	2,069,980
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,102,962
	Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
1,000M	5 1/4% 6/1/2021	1,077,430
1,000M	5% 1/1/2025	1,053,270
1,500M	Cumberland County Impt. Auth. Rev. 5 1/8% 1/1/2025	1,588,035
1,000M	Essex County Impt. Auth. Lease Rev.
	(Correctional Facs. Proj.) 5 1/2% 10/1/2010*	1,063,110
	Hudson County Impt. Auth. Lease Revenue:
2,000M	5% 4/1/2027	2,111,960
1,000M	5% 4/1/2035	1,036,170
2,000M	New Jersey Economic Dev. Auth. (Liberty State Park Proj.)
	5% 3/1/2027	2,076,620
1,155M	Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020	1,218,733
1,000M	Salem County Impt. Auth. Rev. 5 1/4% 8/15/2032	1,066,810

		19,457,730

Total Value of Municipal Bonds (cost $51,636,642)	98.7%	53,968,401
Other Assets, Less Liabilities	1.3	706,199

Net Assets	100.0%	$54,674,600

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

70	See notes to financial statements

Fund Expenses
NEW YORK INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,031.64	$4.86
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.42	$4.84

Expense Example – Class B Shares
Actual	$1,000.00	$1,027.95	$8.43
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.89	$8.39

*	Expenses are equal to the annualized expense ratio of .95% for Class A shares and 1.65% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

71

Cumulative Performance Information
NEW YORK INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors New York Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors New York Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.08%), 1.75% and 3.52%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.96% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.86%), 1.80% and 3.53%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.44% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

72

Portfolio of Investments
NEW YORK INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.7%
	Education—31.3%
	New York State Dormitory Authority Revenue:
	Barnard College:
$1,000M	5% 7/1/2024	$ 1,058,080
2,000M	5% 7/1/2025	2,101,800
	City University:
3,955M	5 3/4% 7/1/2013	4,267,836
3,000M	6% 7/1/2020	3,592,890
2,350M	Colgate University 6% 7/1/2021	2,785,267
	New York University:
1,610M	6% 7/1/2018	1,901,877
2,000M	5% 7/1/2022	2,106,340
3,500M	5% 7/1/2025	3,700,480
	NYSARC Insured Series “A”:
1,425M	5 1/4% 7/1/2018	1,531,390
6,000M	5% 7/1/2026	6,321,540
2,715M	Rochester Institute of Technology 5 1/4% 7/1/2018	2,888,841
	School Districts Financing Program:
3,450M	Series “A” 5 1/4% 4/1/2022	3,727,794
1,000M	Series “C” 5 1/4% 4/1/2021	1,061,870
	Special Act School Districts Program:
1,375M	6% 7/1/2012	1,442,114
1,460M	6% 7/1/2013	1,533,000
	State University :
1,500M	5 1/4% 5/15/2021	1,677,540
1,000M	5% 7/1/2023	1,057,370
5,000M	5% 7/1/2032	5,214,950

		47,970,979

	General Obligations—22.2%
	Buffalo:
	School District Series “B”:
1,130M	5 3/8% 11/15/2016	1,216,095
2,360M	5 3/8% 11/15/2017	2,535,466
2,620M	5 3/8% 11/15/2019	2,797,950
1,000M	School District Series “D” 5 1/2% 12/15/2015	1,077,320
1,000M	Central Square Central School Dist. 5% 5/15/2017	1,061,250

73

Portfolio of Investments (continued)
NEW YORK INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	General Obligations (continued)
$1,000M	Ilion Central School Dist. Series “B” 5 1/2% 6/15/2015	$ 1,091,550
	New York City:
	Series “E”:
4,570M	5 3/4% 5/15/2010*	4,893,876
2,000M	5 3/4% 8/1/2018	2,197,520
2,500M	Series “F” 5 1/4% 8/1/2014	2,654,925
1,795M	Series “G” 5 3/4% 8/1/2018	1,972,274
1,540M	Niagara Falls Public Improvement 7 1/2% 3/1/2015	1,906,058
1,395M	North Syracuse Central School Dist. Series “A” 5% 6/15/2018	1,468,126
1,000M	Red Hook Central School Dist. 5 1/8% 6/15/2017	1,062,980
1,775M	Webster Central School District 5% 6/15/2019	1,893,659
	Yonkers Series “A”:
1,500M	5 3/4% 10/1/2010*	1,620,300
1,345M	5 1/8% 7/1/2016	1,427,072
1,410M	5 1/4% 7/1/2017	1,500,874
1,480M	5 1/4% 7/1/2018	1,570,354

		33,947,649

	Health Care—2.8%
	New York State Dormitory Authority Revenue:
750M	Health Quest Systems 5 1/4% 7/1/2027	791,280
2,000M	NY Presbyterian Hospital 5 1/4% 2/15/2024	2,117,720
1,320M	United Cerebral Palsy 5 1/8% 7/1/2021	1,401,616

		4,310,616

	Housing—.8%
1,160M	New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011	1,165,696

	Transportation—20.8%
	Metropolitan Transit Authority of New York:
	Transit Authority Revenue:
	Series “A”:
2,500M	5% 11/15/2020	2,618,400
2,500M	5% 11/15/2024	2,676,725
5,000M	Series “B” 5 1/4% 11/15/2022	5,353,250
2,725M	Transit Dedicated Tax 5 1/8% 11/15/2020	2,893,786
5,000M	New York State Thruway Auth. 5% 1/1/2030	5,175,800

74

Principal
Amount	Security	Value

	Transportation (continued)
$1,400M	New York State Thruway Auth. Hwy. & Bridge Series “A”
	6% 4/1/2010*	$ 1,502,466
5,000M	Port Authority of New York & New Jersey 5% 8/15/2029	5,281,100
6,000M	Triborough Bridge & Tunnel Auth. Series “Y” 6% 1/1/2012	6,373,980

		31,875,507

	Utilities—11.6%
1,350M	Long Island Power Auth. Elec. Sys. Rev. 5% 12/1/2023	1,419,930
	New York City Municipal Water Fin. Auth. Revenue:
2,750M	6% 6/15/2021	3,324,063
7,000M	4 3/4% 6/15/2030	7,127,890
5,000M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,850,950

		17,722,833

	Other Revenue—9.2%
5,000M	Erie Cnty. Indl. Dev. Agy. 5 3/4% 5/1/2026	5,633,700
1,000M	Nassau County Interim Fin. Auth.
	5 3/4% 11/15/2010*	1,074,040
4,000M	New York City Edl. Constr. Fd. 5% 4/1/2031	4,158,800
2,185M	New York City Transitional Fin. Auth. 5 1/4% 8/1/2020	2,316,843
715M	New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
	7 3/8% 7/1/2016	837,580

		14,020,963

Total Value of Municipal Bonds (cost $143,230,787)	98.7%	151,014,243
Other Assets, Less Liabilities	1.3	1,994,799

Net Assets	100.0%	$153,009,042

* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	75

Fund Expenses
NORTH CAROLINA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,029.54	$3.84
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.43	$3.82

Expense Example – Class B Shares
Actual	$1,000.00	$1,025.79	$7.40
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.90	$7.38

*	Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

76

Cumulative Performance Information
NORTH CAROLINA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors North Carolina Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors North Carolina Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.34%), 1.98% and 3.79%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.85% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.17%), 2.06% and 3.74%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.33% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

77

Portfolio of Investments
NORTH CAROLINA INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.1%
	Certificates of Participation—40.6%
$ 400M	Carteret County 5 5/8% 6/1/2020	$ 425,524
1,000M	Franklin County Public Facs. Proj. 5% 9/1/2027	1,034,790
	Harnett County:
500M	5 1/2% 12/1/2010*	537,975
500M	5 1/8% 12/1/2023	530,550
1,000M	Lincoln County Middle School Proj. 5% 6/1/2022	1,064,890
1,000M	Montgomery County 5% 2/1/2030	1,034,620
1,255M	Nash County Public Facs. Proj. 5 1/4% 6/1/2019	1,356,856
1,110M	North Carolina Wildlife Resources Series “A” 5 1/4% 6/1/2019	1,185,735
1,000M	Onslow County 5% 6/1/2024	1,039,610
250M	Pitt County 5 1/4% 4/1/2010*	263,985
1,000M	Sampson County School Improvements 5% 6/1/2023	1,063,210
1,000M	Wilkes County 5% 6/1/2031	1,032,520

		10,570,265

	Education—8.6%
1,000M	Appalachian State University 5% 7/15/2025	1,049,200
230M	Iredell County Public Facs. School Projs. 6% 6/1/2010*	247,604
500M	North Carolina Capital Facs. Fin. Agy. (Meredith College)
	5 1/8% 6/1/2014	524,335
400M	University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021	431,036

		2,252,175

	General Obligations—4.5%
500M	Brunswick County 5 3/4% 5/1/2010*	536,440
400M	Johnston County 5% 6/1/2018	420,916
220M	Laurinburg Sanitation Swr. 5.3% 6/1/2012	224,785

		1,182,141

	Health Care—1.7%
400M	North Carolina Medical Care Community Hosp. Rev.
	Northeast Med. Ctr. 5 3/8% 11/1/2010*	428,308

78

Principal
Amount	Security	Value

	Transportation—8.1%
$1,000M	Charlotte Airport Rev. Series “A” 5 1/4% 7/1/2023	$ 1,058,540
	Piedmont Triad Airport Authority Revenue:
500M	5 1/2% 7/1/2009*	522,960
500M	5 1/4% 7/1/2016	527,715

		2,109,215

	Utilities—33.1%
1,000M	Asheville Water Sys. Rev. 5% 8/1/2025	1,056,070
350M	Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2010*	374,773
1,080M	Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022	1,160,017
250M	Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2010*	266,487
	Greenville Combined Enterprise Sys. Revenue:
250M	5 1/2% 9/1/2017	258,740
250M	5 1/2% 9/1/2018	258,740
1,000M	High Point Enterprise Sys. Rev. 5% 11/1/2024	1,047,590
1,000M	Mooresville Enterprise Sys. Rev. 5% 5/1/2025	1,042,850
1,000M	North Carolina Municipal Pwr. Agy. Rev.
	(Catawba Elec.) 5 1/4% 1/1/2018	1,064,430
1,000M	Shelby Enterprise Sys. Rev. 5% 5/1/2022	1,045,670
1,000M	Union County Enterprise Sys. Rev. 5% 6/1/2029	1,037,330

		8,612,697

	Other Revenue—1.5%
250M	Cumberland County Finance Corp. Installment Pmt. Rev.
	(Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017	260,773
140M	Fayetteville Finance Corp. Inst. Municipal Bldg. Prog.
	5.7% 2/1/2010	140,295

		401,068

Total Value of Municipal Bonds (cost $24,827,883)		25,555,869

79

Portfolio of Investments (continued)
NORTH CAROLINA INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security		Value

	SHORT-TERM TAX EXEMPT INVESTMENTS—.4%
$ 100M	University North Carolina Hospital Chapel Hill Rev.
	Adjustable Rate Note 3.65%** (cost $100,000)		$ 100,000

Total Value of Municipal Investments (cost $24,927,883)		98.5%	25,655,869
Other Assets, Less Liabilities		1.5	402,157

Net Assets		100.0%	$26,058,026

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
December 31, 2007.

80	See notes to financial statements

Fund Expenses
OHIO INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,035.46	$3.85
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.43	$3.82

Expense Example – Class B Shares
Actual	$1,000.00	$1,031.84	$7.43
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.90	$7.38

*	Expenses are equal to the annualized expense ratio of .75% for Class A shares and 1.45% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

81

Cumulative Performance Information
OHIO INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Ohio Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Ohio Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.84%), 1.74% and 3.61%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.85% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.62%), 1.81% and 3.58%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.33% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

82

Portfolio of Investments
OHIO INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—97.9%
	Education—18.7%
$1,200M	Cincinnati State Tech. & Cmnty. College Gen. Receipts
	5 1/4% 10/1/2020	$ 1,289,568
1,000M	Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022	1,047,830
1,000M	University Akron Gen. Receipts 6% 1/1/2010*	1,065,400
1,000M	University Dayton Higher Education Facility 5% 12/1/2030	1,041,540

		4,444,338

	General Obligations—70.5%
1,000M	Adams County Valley Local School District 7% 12/1/2015	1,150,590
500M	Avon Local School District 6 1/2% 12/1/2015	595,210
1,000M	Beaver Creek Local School District 6.6% 12/1/2015	1,157,570
1,000M	Central Solid Waste Auth. 5% 12/1/2022	1,053,020
1,000M	Cleveland Municipal School District 5 1/4% 12/1/2023	1,071,760
1,000M	Dublin City School Dist. Fac. Construction & Improvement
	5% 12/1/2021	1,056,430
1,000M	Fairfield County 5% 12/1/2025	1,045,260
1,000M	Gallia County Local School District 4 3/4% 12/1/2024	1,028,590
1,110M	Greene County 5 1/4% 12/1/2030	1,191,529
655M	Jefferson County Jail Construction 5 3/4% 12/1/2019	770,208
1,125M	Jefferson Local School District (Madison Cnty.) 5% 12/1/2025	1,174,331
1,000M	Licking County Joint Voc. School District 5% 12/1/2020	1,045,940
1,300M	Lorain 5 1/2% 12/1/2018	1,405,924
1,000M	New Albany Capital Facilities 5% 12/1/2026	1,046,090
115M	Shaker Heights City School District 7.1% 12/15/2010	123,277
1,195M	Westerville 5% 12/1/2024	1,263,844
500M	Youngstown 6% 12/1/2010*	544,875

		16,724,448

	Health Care—2.1%
500M	Lorain County Hosp. Rev. (Catholic Healthcare Partners)
	5 1/2% 9/1/2011	510,955

	Utilities—2.2%
500M	Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018	527,585

	Other Revenue—4.4%
1,000M	Dayton Spl. Oblig. Economic Dev. Rev. 5% 12/1/2024 (when-issued)	1,036,910

Total Value of Municipal Bonds (cost $22,225,478)		23,244,236

83

Portfolio of Investments (continued)
OHIO INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security		Value

	SHORT-TERM TAX EXEMPT INVESTMENTS—1.3%
	Adjustable Rate Notes**
$ 100M	Cuyahoga County Hosp. Rev. (Univ. Hosp. Cleveland) 3.63%		$ 100,000
100M	Puerto Rico Commonwealth Govt. Dev. Bank 3.18%		100,000
100M	Ross County Hosp. Rev. (Adena Proj.) 3.67%		100,000

Total Value of Short-Term Tax Exempt Investments (cost $300,000)			300,000

Total Value of Municipal Investments (cost $22,525,478)		99.2%	23,544,236
Other Assets, Less Liabilities		.8	192,450

Net Assets		100.0%	$23,736,686

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Interest rates are determined and reset periodically by the issuer and are the rates in effect at
December 31, 2007.

84	See notes to financial statements

Fund Expenses
OREGON INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,029.55	$4.60
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.67	$4.58

Expense Example – Class B Shares
Actual	$1,000.00	$1,025.93	$8.17
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.14	$8.13

*	Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

85

Cumulative Performance Information
OREGON INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Oregon Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Oregon Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.60%), 1.78% and 3.51%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.80% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.26%), 1.86% and 3.48%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.28% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

86

Portfolio of Investments
OREGON INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—97.1%
	Certificates of Participation—8.7%
	Oregon State Dept. of Administrative Services:
$ 500M	5 1/4% 5/1/2017	$ 533,570
1,000M	5% 5/1/2021	1,064,860
500M	5% 5/1/2030	519,850
1,000M	5% 11/1/2030	1,038,630

		3,156,910

	Education—10.0%
200M	Chemeketa Community College District 6.4% 7/1/2009	200,534
1,250M	Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022	1,320,063
	Oregon State Facs. Authority Revenue:
1,000M	College in Student Housing Proj. 5% 7/1/2035	1,029,570
1,000M	Williamette Univ. Proj. 5 1/8% 10/1/2025	1,059,850

		3,610,017

	General Obligations—58.0%
1,500M	Clackamas County 5% 6/1/2023	1,588,830
	Clackamas Community College District:
1,140M	5% 5/1/2023	1,200,990
1,000M	5% 5/1/2024	1,049,210
1,000M	Columbia Gorge Community College 5% 6/15/2023	1,050,680
1,000M	Deschutes Cnty. Admin. Sch. Dist #1, 4 3/4% 6/15/2024	1,027,570
1,055M	Gresham 5 3/8% 6/1/2017	1,134,674
1,000M	Jackson County School District #549C 5% 12/15/2027	1,052,010
635M	Jefferson County School District #509J 5 1/4% 6/15/2019	676,078
245M	La Grande 5 5/8% 6/1/2011	247,710
100M	Linn County School District #55, 5 1/2% 6/15/2011*	107,584
1,000M	Multnomah County Sch. Dist. #7 (Reynolds) 5% 6/1/2035	1,014,670
1,000M	Oregon State Board of Higher Education Series “A”
	5% 8/1/2029	1,048,110
1,000M	Oregon State Local Govts. 5% 12/1/2023	1,056,620
760M	Polk Marion & Benton Counties School District #13J
	5 5/8% 6/15/2010*	805,243
1,000M	Rogue Community College District 5% 6/15/2024	1,048,730
	Southwestern Community College District:
600M	6.05% 6/1/2010*	641,040
1,000M	5% 6/1/2015*	1,098,480
1,765M	Tillamook & Yamhill Counties School District #101, 5% 6/15/2025	1,856,762
400M	Umatilla County School District #16R (Pendleton) 5 1/4% 7/1/2014	439,360

87

Portfolio of Investments (continued)
OREGON INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	General Obligations (continued)
$ 600M	Washington and Clackamas Counties School District #23 (Tigard)
	5 1/4% 6/1/2016	$ 665,286
1,000M	Washington County 5% 6/1/2024	1,052,520
1,000M	Yamhill County School Dist #40, 5% 6/15/2023	1,067,460

		20,929,617

	Transportation—4.4%
1,000M	Oregon State Department Trans. Hwy. User Tax Rev.
	5% 11/15/2028	1,051,840
500M	Portland Airport Way Urban Renewal & Redev. 6% 6/15/2010*	538,790

		1,590,630

	Utilities—11.3%
440M	Columbia River Peoples Utility District Elec. Sys. 5.55% 12/1/2010*	469,999
600M	Eugene Water Utility System 5.8% 8/1/2010*	640,086
250M	Marion County Solid Waste & Electric Rev. 5 3/8% 10/1/2008	250,460
	Portland Sewer System Revenue:
300M	Series “A” 5 1/4% 6/1/2020	321,228
1,000M	Series “B” 5% 6/15/2027	1,041,930
1,000M	Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024	1,069,270
250M	Washington County Unified Sewer Agy. 5 3/4% 10/1/2012	275,742

		4,068,715

	Other Revenue—4.7%
500M	Oregon State Administrative Services Lottery 5 3/4% 4/1/2009*	521,365
	Portland Urban Renewal & Redevelopment:
405M	Oregon Conv. Ctr. Series “A” 5 1/2% 6/15/2020	429,021
700M	South Parks Blocks Series “A” 5 3/4% 6/15/2017	746,452

		1,696,838

Total Value of Municipal Bonds (cost $34,141,718)		35,052,727

88

Principal
Amount	Security		Value

	SHORT-TERM TAX EXEMPT INVESTMENTS—2.2%
	Adjustable Rate Notes**
$ 600M	Oregon State Hlth. Hsg. Edl. & Cultural Facs. Auth. 3.65%		$ 600,000
200M	Puerto Rico Commonwealth Govt. Dev. Bank 3.18%		200,000

Total Value of Short-Term Tax Exempt Investments (cost $800,000)			800,000

Total Value of Municipal Investments (cost $34,941,718)		99.3%	35,852,727
Other Assets, Less Liabilities		.7	242,811

Net Assets		100.0%	$36,095,538

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Interest rates are determined and reset periodically by the issuer and are the rates in effect at
December 31, 2007.

See notes to financial statements	89

Fund Expenses
PENNSYLVANIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,031.50	$4.61
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.67	$4.58

Expense Example – Class B Shares
Actual	$1,000.00	$1,027.88	$8.18
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.14	$8.13

*	Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

90

Cumulative Performance Information
PENNSYLVANIA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Pennsylvania Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Pennsylvania Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.00%), 1.72% and 3.63%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.91% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (1.83%), 1.81% and 3.61%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.40% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

91

Portfolio of Investments
PENNSYLVANIA INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—98.2%
	Education—6.1%
$1,000M	Pennsylvania State Higher Educ. Assistance Agy.
	6 1/8% 12/15/2010*	$ 1,083,090
1,410M	Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
	5 1/2% 6/15/2014	1,481,642

		2,564,732

	General Obligations—42.7%
1,000M	Bedford County 5% 9/1/2028	1,039,910
1,000M	Bensalem Twp. 5% 6/1/2026	1,045,330
1,000M	Bensalem Twp. School Dist. 5 1/4% 6/15/2025	1,074,700
1,500M	Bentworth School District 5% 3/15/2028	1,568,640
2,500M	Catasauqua Area School District 5% 2/15/2026	2,615,200
1,000M	Chambersburg School District 5% 3/1/2024	1,039,990
1,000M	Jim Thorpe School District 5% 3/15/2027	1,046,660
1,065M	Mifflin County 5 1/2% 9/1/2020	1,137,867
1,000M	Montour School District 5% 4/1/2032	1,044,320
2,000M	Northeastern York School District 5% 4/1/2029	2,074,800
1,000M	Owen J. Roberts School District 5% 5/15/2023	1,059,500
1,000M	Pennsbury School District 5% 8/1/2025	1,046,680
1,085M	Pittsburgh 5 1/2% 9/1/2014	1,154,939
1,000M	Radnor Twp. School District 5% 2/15/2032	1,035,640

		17,984,176

	Health Care—5.1%
1,000M	Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
	5.7% 10/1/2014	1,074,640
1,000M	Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
	5.7% 11/15/2011 †	1,071,720

		2,146,360

	Transportation—7.6%
1,620M	Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020	1,701,616
1,375M	Pennsylvania State Turnpike Comm. Tpk. Rev. 5 1/4% 12/1/2022	1,480,380

		3,181,996

92

Principal
Amount	Security	Value

	Utilities—19.0%
$1,000M	Allegheny Cnty. Sanitation Auth. Swr. Rev. 5% 12/1/2024	$ 1,054,450
1,325M	Bucks County Water & Sewer Auth. Rev. 5 3/8% 6/1/2019	1,412,795
600M	Delaware Cnty. Regl. Wtr. Quality Cntl. Auth. Swr.
	Rev. 5% 5/1/2014*	654,552
1,000M	Erie Sewer Authority Rev. 5 7/8% 6/1/2010*	1,064,370
1,000M	New Castle Sanitation Auth. Swr. 5% 6/1/2024	1,022,480
2,500M	Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013	2,807,300

		8,015,947

	Other Revenue—17.7%
1,000M	Penn. State Tpk. Oil Franchise Tax Rev. Series “A” 5% 12/1/2024	1,039,320
2,000M	Philadelphia Auth. Indl. Dev. Lease Rev. 5 1/2% 10/1/2011*	2,181,620
1,000M	Philadelphia Housing Auth. Capital Fund Prog. Rev. Series “A”
	5 1/2% 12/1/2019	1,098,830
	Philadelphia Redev. Neighborhood Transformation Series “A”:
1,000M	5 1/2% 4/15/2016	1,077,160
1,000M	5 1/2% 4/15/2019	1,076,750
1,000M	Washington County Indl. Dev. Auth. (West Penn Pwr. Co.)
	6.05% 4/1/2014	1,002,390

		7,476,070

Total Value of Municipal Bonds (cost $39,691,471)		41,369,281

	SHORT-TERM TAX EXEMPT INVESTMENTS—.7%
	Adjustable Rate Notes**
100M	Lehigh Cnty. Gen. Purpose Auth. Rev. 3.66%	100,000
200M	Puerto Rico Commonwealth Govt. Dev. Bank 3.18%	200,000

Total Value of Short-Term Tax Exempt Investments (cost $300,000)		300,000

Total Value of Municipal Investments (cost $39,991,471)	98.9%	41,669,281
Other Assets, Less Liabilities	1.1	475,575

Net Assets	100.0%	$42,144,856

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Interest rates are determined and reset periodically by the issuer and are the rates in effect at
December 31, 2007.
†	Payments of principal and interest is being made by Municipal Bond Investors Assurance
Insurance Corporation, the provider of the credit support.

See notes to financial statements	93

Fund Expenses
VIRGINIA INSURED TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(7/1/07)	(12/31/07)	(7/1/07–12/31/07)*

Expense Example – Class A Shares
Actual	$1,000.00	$1,028.23	$4.60
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.67	$4.58

Expense Example – Class B Shares
Actual	$1,000.00	$1,024.59	$8.16
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.14	$8.13

*	Expenses are equal to the annualized expense ratio of .90% for Class A shares and 1.60% for
Class B shares, multiplied by the average account value over the period, multiplied by 184/365
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2007, and are based on the total value of investments.

94

Cumulative Performance Information
VIRGINIA INSURED TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Virginia Insured Tax Exempt Fund (Class A shares) and the Merrill Lynch Municipal Securities Master Index.

The graph compares a $10,000 investment in the First Investors Virginia Insured Tax Exempt Fund (Class A shares) beginning 12/31/97 with a theoretical investment in the Merrill Lynch Municipal Securities Master Index (the “Index“). The Index is a total return performance benchmark for the investment grade tax exempt bond market. The Index does not reflect fees and expenses or cost of insurance of bonds associated with the active management of a mutual fund portfolio. It is not possible to invest directly in this Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 12/31/07) include the reinvestment of all distributions. “N.A.V. Only” returns are calculated without sales charges. The Class A “S.E.C. Standardized” returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%) . The Class B “S.E.C. Standardized” returns shown are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.44%), 1.81% and 3.56%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.72% . The Class B “S.E.C. Standardized” Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.28%), 1.91% and 3.52%, respectively, and the S.E.C. 30-Day Yield for December 2007 would have been 2.19% . Results represent past performance and do not indicate future results. The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Merrill Lynch Municipal Securities Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

95

Portfolio of Investments
VIRGINIA INSURED TAX EXEMPT FUND
December 31, 2007

Principal
Amount	Security	Value

	MUNICIPAL BONDS—97.8%
	Certificates of Participation—3.1%
$1,000M	Prince Williams County 5% 9/1/2022	$ 1,059,000

	General Obligations—22.0%
1,000M	Hampton 5 3/4% 2/1/2010*	1,071,600
1,065M	Harrisonburg Public Safety & Steam Plant Series “A”
	5% 7/15/2020	1,123,053
1,000M	Manassas Park 5% 4/1/2025	1,054,420
1,000M	Portsmouth 5% 4/1/2027	1,049,440
1,000M	Richmond 5 1/2% 1/15/2017	1,071,700
1,000M	Roanoke Public Impt. Series “A” 5 1/4% 10/1/2020	1,077,000
1,000M	Waynesboro 5% 1/15/2034	1,049,620

		7,496,833

	Health Care—6.5%
	Roanoke Industrial Development Authority:
1,000M	Carilion Health Sys. Series “A” 5 1/2% 7/1/2021	1,067,040
1,000M	Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017	1,164,680

		2,231,720

	Transportation—8.0%
1,000M	Fairfax Cnty. Econ. Dev. Auth. (Route 28 Proj.) 5% 4/1/2033	1,036,790
1,585M	Norfolk Airport Auth. 5 3/8% 7/1/2015	1,681,336

		2,718,126

	Utilities—22.6%
800M	Bristol Utility Sys. Rev. 5 3/4% 7/15/2015	919,384
1,000M	Newport News Water Rev. 4 3/4% 6/1/2025	1,032,140
1,000M	Norfolk Water Rev. 5 7/8% 11/1/2015	1,002,250
500M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018	531,545
1,000M	Rivanna Water & Sewer Auth. Rev. 5% 10/1/2023	1,053,020
	Spotsylvania County Water & Sewer Revenue:
1,000M	5% 6/1/2026	1,053,700
1,000M	5% 6/1/2027	1,053,660
1,000M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2025	1,055,570

		7,701,269

96

Principal
Amount	Security	Value

	Other Revenue—35.6%
$1,000M	Bedford County Econ. Dev. Auth. Lease Rev. 5 1/4% 5/1/2031	$ 1,062,230
1,000M	Culpeper Indl. Dev. Auth. Pub. Fac. Lease Rev. 5% 1/1/2026	1,038,820
500M	Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
	5 5/8% 11/1/2015	531,480
1,000M	Middlesex County Indl. Dev. Auth. Lease Rev. 5 1/8% 8/1/2012*	1,088,160
1,000M	Montgomery County Indl. Dev. Auth. Series “C” 6% 1/15/2011*	1,090,540
1,000M	Northwestern Regional Jail Auth. Rev. 5% 7/1/2033	1,033,420
1,020M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5% 3/15/2026	1,068,175
1,000M	Riverside Regl. Jail Auth. 5% 7/1/2028	1,039,840
	Southwest Regional Jail Authority Revenue:
1,000M	5 1/8% 9/1/2021	1,056,410
1,000M	5 1/8% 9/1/2022	1,052,270
	Stafford County Indl. Dev. Authority Revenue:
1,000M	5% 8/1/2026	1,044,620
1,000M	5 1/4% 8/1/2031	1,063,810

		12,169,775

Total Value of Municipal Bonds (cost $32,249,464)		33,376,723

	SHORT-TERM TAX EXEMPT INVESTMENTS—.6%
210M	Virginia Commonwealth University
	Adjustable Rate Note 3.63%** (cost $210,000)	210,000

Total Value of Municipal Investments (cost $32,459,464)	98.4%	33,586,723
Other Assets, Less Liabilities	1.6	537,928

Net Assets	100.0%	$34,124,651

*	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
December 31, 2007.

See notes to financial statements	97

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2007

				SINGLE STATE INSURED TAX EXEMPT FUND
	TAX EXEMPT	INSURED	INSURED
	MONEY MARKET	TAX EXEMPT	TAX EXEMPT II	ARIZONA	CALIFORNIA	COLORADO	CONNECTICUT

Assets
Investments in securities:
At identified cost	$12,202,599	$667,203,204	$132,234,545	$ 14,661,186	$ 25,463,841	$9,172,732	$ 37,014,554

At value (Note 1A)	$12,202,599	$720,846,156	$135,713,801	$ 15,080,032	$ 26,651,316	$9,584,731	$ 38,074,380
Cash	198,510	337,611	75,865	—	42,128	—	—
Receivables:
Interest.	91,245	11,409,821	1,463,722	251,870	401,339	59,597	576,780
Investment securities sold	—	—	1,203,309	—	—	—	—
Shares sold	—	49,348	168,753	143	505	—	69,807
Other assets	5,087	91,687	1,753	239	1,015	123	534

Total Assets	12,497,441	732,734,623	138,627,203	15,332,284	27,096,303	9,644,451	38,721,501

Liabilities
Cash overdraft	—	—	—	514,532	—	17,024	311,897
Payables:
Investment securities purchased.	—	—	11,132,607	—	—	—	—
Dividends payable.	2,343	507,424	89,840	12,622	30,013	7,874	30,800
Shares redeemed.	1,528	729,718	161,636	34,405	50	400	50,228
Accrued advisory fees	4,475	329,022	57,604	3,925	13,741	1,918	15,362
Accrued shareholder servicing costs.	2,241	36,036	7,174	982	1,276	548	1,472
Accrued expenses	13,249	55,242	8,320	7,011	7,197	4,737	5,243

Total Liabilities	23,836	1,657,442	11,457,181	573,477	52,277	32,501	415,002

Net Assets	$12,473,605	$731,077,181	$127,170,022	$ 14,758,807	$ 27,044,026	$ 9,611,950	$ 38,306,499

Net Assets Consist of:
Capital paid in	$12,473,605	$676,242,682	$124,500,928	$ 14,269,281	$ 25,804,553	$9,202,521	$ 37,220,071
Undistributed net investment income	—	760,674	47,558	4,055	30,502	529	26,431
Accumulated net realized gain (loss) on investments
and swap agreements	—	430,873	(857,720)	66,625	21,496	(3,099)	171
Net unrealized appreciation in value of investments	—	53,642,952	3,479,256	418,846	1,187,475	411,999	1,059,826

Total	$12,473,605	$731,077,181	$127,170,022	$ 14,758,807	$ 27,044,026	$ 9,611,950	$ 38,306,499

Net Assets:
Class A	$12,472,028	$723,210,974	$116,011,346	$ 13,333,012	$ 25,668,705	$8,881,289	$ 36,062,173
Class B	$1,577	$ 7,866,207	$ 11,158,676	$ 1,425,795	$ 1,375,321	$ 730,661	$ 2,244,326
Shares outstanding (Note 2):
Class A	12,472,028	74,059,570	7,618,754	1,020,460	2,142,036	667,402	2,755,166
Class B	1,577	807,145	732,520	109,081	114,704	54,866	171,781
Net asset value and redemption price
per share – Class A.	$1.00†	$ 9.77	$ 15.23	$ 13.07	$ 11.98	$ 13.31	$ 13.09

Maximum offering price per share – Class A
(Net asset value/.9425)*	N/A	$ 10.37	$ 16.16	$ 13.87	$ 12.71	$ 14.12	$ 13.89

Net asset value and offering price per share – Class B
(Note 2)	$1.00	$ 9.75	$ 15.23	$ 13.07	$ 11.99	$ 13.32	$ 13.07

*On purchases of $100,000 or more, the sales charge is reduced.
†Also maximum offering price per share.

98	See notes to financial statements	99

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2007

			SINGLE STATE INSURED TAX EXEMPT FUND

	GEORGIA	MARYLAND	MASSACHUSETTS	MICHIGAN	MINNESOTA	MISSOURI	NEW JERSEY

Assets
Investments in securities:
At identified cost	$ 10,913,701	$ 20,537,535	$24,542,444	$ 28,026,538	$ 15,594,875	$ 13,623,677	$ 51,636,642

At value (Note 1A)	$ 11,319,050	$ 21,008,106	$25,443,489	$ 29,591,614	$ 16,165,944	$ 14,050,444	$ 53,968,401
Cash	98,986	48,242	133,727	111,123	137,777	105,724	—
Receivables:
Interest.	153,366	441,097	325,853	320,497	307,316	194,484	896,395
Shares sold	25,726	10,091	472	17,272	—	25,020	3,629
Other assets	161	338	991	1,035	635	218	1,092

Total Assets	11,597,289	21,507,874	25,904,532	30,041,541	16,611,672	14,375,890	54,869,517

Liabilities
Cash overdraft	—	—	—	—	—	—	77,456
Payables:
Dividends payable.	16,043	23,853	14,696	29,464	6,651	17,088	44,898
Shares redeemed.	24,778	229,605	16,823	72,623	2,648	5,000	22,100
Accrued advisory fees	3,321	8,414	11,611	12,341	966	3,274	25,368
Accrued shareholder servicing costs.	471	1,181	1,259	1,471	907	473	2,387
Accrued expenses	3,370	7,360	14,546	15,858	3,855	5,117	22,708

Total Liabilities	47,983	270,413	58,935	131,757	15,027	30,952	194,917

Net Assets	$ 11,549,306	$ 21,237,461	$25,845,597	$ 29,909,784	$ 16,596,645	$ 14,344,938	$ 54,674,600

Net Assets Consist of:
Capital paid in	$ 11,146,182	$ 20,699,822	$24,907,406	$ 28,350,048	$ 16,147,437	$ 13,917,670	$ 52,260,481
Undistributed net investment income	2,067	35,502	24,188	40,346	7,427	10,440	37,157
Accumulated net realized gain (loss) on investments
and swap agreements	(4,292)	31,566	12,958	(45,686)	(129,288)	(9,939)	45,203
Net unrealized appreciation in value of investments	405,349	470,571	901,045	1,565,076	571,069	426,767	2,331,759

Total	$ 11,549,306	$ 21,237,461	$25,845,597	$ 29,909,784	$ 16,596,645	$ 14,344,938	$ 54,674,600

Net Assets:
Class A	$ 10,538,203	$ 18,516,809	$24,120,072	$ 28,063,346	$ 16,069,585	$ 12,316,866	$ 50,443,875
Class B	$ 1,011,103	$ 2,720,652	$1,725,525	$ 1,846,438	$ 527,060	$ 2,028,072	$ 4,230,725
Shares outstanding (Note 2):
Class A	788,404	1,397,177	2,085,314	2,325,853	1,369,348	909,245	3,993,843
Class B	75,633	205,124	149,069	153,187	44,864	149,636	335,181
Net asset value and redemption price
per share – Class A.	$ 13.37	$ 13.25	$ 11.57	$ 12.07	$ 11.74	$ 13.55	$ 12.63

Maximum offering price per share – Class A
(Net asset value/.9425)*	$ 14.19	$ 14.06	$ 12.28	$ 12.81	$ 12.46	$ 14.38	$ 13.40

Net asset value and offering price per share – Class B
(Note 2)	$ 13.37	$ 13.26	$ 11.58	$ 12.05	$ 11.75	$ 13.55	$ 12.62

*On purchases of $100,000 or more, the sales charge is reduced.

100	See notes to financial statements	101

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2007

	SINGLE STATE INSURED TAX EXEMPT FUND

	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

Assets
Investments in securities:
At identified cost	$143,230,787	$ 24,927,883	$ 22,525,478	$ 34,941,718	$39,991,471	$ 32,459,464

At value (Note 1A)	$151,014,243	$ 25,655,869	$ 23,544,236	$ 35,852,727	$ 41,669,281	$ 33,586,723
Cash	—	157,745	50,643	69,991	39,224	29,493
Receivables:
Interest.	2,356,795	287,078	149,868	271,026	489,451	576,308
Investment securities sold	—	—	1,063,977	—	—	—
Shares sold	74,458	18,340	21,464	12,821	33,846	5,157
Other assets	12,605	348	1,610	487	693	493

Total Assets	153,458,101	26,119,380	24,831,798	36,207,052	42,232,495	34,198,174

Liabilities
Cash overdraft	21,309	—	—	—	—	—
Payables:
Investment securities purchased.	—	—	1,026,100	—	—	—
Dividends payable.	139,158	18,724	22,143	24,601	47,938	39,706
Shares redeemed.	183,580	27,601	26,330	58,828	8,847	7,048
Accrued advisory fees	68,942	8,773	7,330	16,338	19,762	15,524
Accrued shareholder servicing costs.	7,015	1,048	1,168	2,099	1,853	1,573
Accrued expenses	29,055	5,208	12,041	9,648	9,239	9,672

Total Liabilities	449,059	61,354	1,095,112	111,514	87,639	73,523

Net Assets	$153,009,042	$ 26,058,026	$23,736,686	$ 36,095,538	$42,144,856	$ 34,124,651

Net Assets Consist of:
Capital paid in	$145,389,832	$ 25,302,560	$ 22,669,793	$ 35,225,604	$ 40,397,990	$ 32,989,558
Undistributed net investment income	16,083	20,089	3,838	6,540	34,798	2,315
Accumulated net realized gain (loss) on investments
and swap agreements	(180,329)	7,391	44,297	(47,615)	34,258	5,519
Net unrealized appreciation in value of investments	7,783,456	727,986	1,018,758	911,009	1,677,810	1,127,259

Total	$153,009,042	$ 26,058,026	$23,736,686	$ 36,095,538	$ 42,144,856	$ 34,124,651

Net Assets:
Class A	$148,127,926	$ 22,905,152	$21,613,443	$ 34,256,807	$39,829,502	$ 32,637,119
Class B	$ 4,881,116	$ 3,152,874	$2,123,243	$ 1,838,731	$2,315,354	$ 1,487,532
Shares outstanding (Note 2):
Class A	10,438,133	1,745,949	1,757,557	2,664,782	3,132,100	2,557,979
Class B	344,329	240,462	172,498	143,304	181,939	116,874
Net asset value and redemption price
per share – Class A.	$ 14.19	$ 13.12	$ 12.30	$ 12.86	$ 12.72	$ 12.76

Maximum offering price per share – Class A
(Net asset value/.9425)*	$ 15.06	$ 13.92	$ 13.05	$ 13.64	$ 13.50	$ 13.54

Net asset value and offering price per share – Class B
(Note 2)	$ 14.18	$ 13.11	$ 12.31	$ 12.83	$ 12.73	$ 12.73

*On purchases of $100,000 or more, the sales charge is reduced.

102	See notes to financial statements	103

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2007

				SINGLE STATE INSURED TAX EXEMPT FUND
	TAX EXEMPT	INSURED	INSURED
	MONEY MARKET	TAX EXEMPT	TAX EXEMPT II	ARIZONA	CALIFORNIA	COLORADO	CONNECTICUT

Investment Income
Interest income.	$ 494,524	$ 37,093,427	$ 5,864,037	$ 780,976	$1,320,970	$ 428,883	$ 1,778,066

Expenses (Notes 1 and 5):
Advisory fees	68,663	4,206,821	788,535	98,274	167,248	55,884	229,522
Distribution plan expenses – Class A	—	2,109,235	356,636	44,105	78,998	25,787	106,448
Distribution plan expenses – Class B	11	46,643	125,437	16,773	15,420	7,183	27,709
Interest expense and fees	—	552,257	—	—	—	—	—
Shareholder servicing costs	26,562	472,448	95,143	11,269	14,575	6,567	20,837
Professional fees.	16,947	70,527	23,083	8,257	8,321	4,491	11,879
Registration fees.	20,454	23,424	33,494	2,998	1,808	1,131	1,789
Custodian fees	4,084	49,986	15,612	3,246	4,333	2,348	4,778
Reports to shareholders	4,318	45,846	9,245	1,830	2,029	1,536	1,897
Trustees’ fees	633	31,632	5,875	738	1,055	413	1,643
Other expenses	8,547	177,520	44,340	10,902	12,973	9,422	19,062

Total expenses	150,219	7,786,339	1,497,400	198,392	306,760	114,762	425,564
Less: Expenses waived.	(39,599)	(387,039)	(95,932)	(74,470)	(54,564)	(45,266)	(57,862)
Expenses paid indirectly.	(718)	(23,567)	(11,768)	(2,408)	(4,445)	(2,070)	(4,003)

Net expenses	109,902	7,375,733	1,389,700	121,514	247,751	67,426	363,699

Net investment income.	384,622	29,717,694	4,474,337	659,462	1,073,219	361,457	1,414,367

Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on investments
and swap agreements	—	1,161,229	(857,720)	104,731	76,070	(8,499)	171
Net unrealized depreciation of investments	—	(7,046,779)	(634,572)	(310,775)	(447,535)	(52,502)	(318,542)

Net loss on investments and swap agreements	—	(5,885,550)	(1,492,292)	(206,044)	(371,465)	(61,001)	(318,371)

Net Increase in Net Assets Resulting
from Operations	$ 384,622	$ 23,832,144	$ 2,982,045	$ 453,418	$ 701,754	$ 300,456	$ 1,095,996

104	See notes to financial statements			105

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2007

			SINGLE STATE INSURED TAX EXEMPT FUND

	GEORGIA	MARYLAND	MASSACHUSETTS	MICHIGAN	MINNESOTA	MISSOURI	NEW JERSEY

Investment Income

Interest income.	$ 556,584	$ 1,067,770	$1,241,495	$ 1,487,404	$ 768,730	$ 704,590	$ 2,729,498
Expenses (Notes 1 and 5):
Advisory fees	70,516	136,127	157,537	183,378	100,418	92,812	344,535
Distribution plan expenses – Class A	32,113	58,493	72,873	85,871	48,503	39,744	158,739
Distribution plan expenses – Class B	10,483	31,900	19,651	19,393	5,686	22,205	45,097
Shareholder servicing costs	5,582	14,507	16,064	19,216	10,004	6,330	33,469
Professional fees.	6,480	9,382	9,813	15,535	8,760	5,514	24,325
Registration fees.	1,170	2,666	3,908	2,908	1,170	1,648	1,170
Custodian fees	2,499	3,820	4,110	451	3,124	2,890	6,663
Reports to shareholders	1,426	2,132	2,189	2,712	1,950	1,744	4,385
Trustees’ fees	528	750	1,138	1,372	752	708	2,610
Other expenses	10,445	14,209	10,251	12,508	13,514	14,172	23,370

Total expenses	141,242	273,986	297,534	343,344	193,881	187,767	644,363
Less: Expenses waived.	(52,878)	(80,076)	(82,631)	(54,567)	(74,572)	(66,302)	(63,025)
Expenses paid indirectly.	(2,278)	(1,394)	(4,214)	(122)	(3,191)	(2,257)	(4,180)

Net expenses	86,086	192,516	210,689	288,655	116,118	119,208	577,158

Net investment income.	470,498	875,254	1,030,806	1,198,749	652,612	585,382	2,152,340

Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on investments
and swap agreements	76,714	233,945	84,350	(45,686)	(85,534)	(4,325)	341,109
Net unrealized depreciation of investments	(185,620)	(603,803)	(410,939)	(319,438)	(81,088)	(164,665)	(961,603)

Net loss on investments and swap agreements	(108,906)	(369,858)	(326,589)	(365,124)	(166,622)	(168,990)	(620,494)

Net Increase in Net Assets Resulting
from Operations	$ 361,592	$ 505,396	$ 704,217	$ 833,625	$ 485,990	$ 416,392	$ 1,531,846

106	See notes to financial statements			107

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Year Ended December 31, 2007

	SINGLE STATE INSURED TAX EXEMPT FUND

	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

Investment Income
Interest income.	$ 7,561,162	$ 1,208,390	$ 1,140,605	$ 1,586,095	$ 2,134,977	$ 1,553,388
Expenses (Notes 1 and 5):
Advisory fees	956,327	157,526	145,071	209,348	266,461	199,430
Distribution plan expenses – Class A	461,695	67,781	65,248	98,310	125,647	95,239
Distribution plan expenses – Class B	54,896	36,608	24,292	21,215	25,278	14,921
Shareholder servicing costs	98,201	14,860	15,984	25,687	25,795	20,491
Professional fees.	29,232	7,178	7,182	7,400	15,610	12,514
Registration fees.	1,908	1,170	221	1,339	1,170	1,170
Custodian fees	13,198	3,871	3,989	5,215	5,865	4,926
Reports to shareholders	11,024	2,811	1,918	3,595	3,722	3,044
Trustees’ fees	7,196	1,178	1,087	2,011	2,009	1,485
Other expenses	47,656	14,299	12,309	17,111	18,635	16,951

Total expenses	1,681,333	307,282	277,301	391,231	490,192	370,171
Less: Expenses waived.	(95,412)	(81,428)	(75,080)	(57,532)	(69,512)	(57,258)
Expenses paid indirectly.	(13,198)	(3,305)	(3,862)	(4,846)	(3,232)	(3,347)

Net expenses	1,572,723	222,549	198,359	328,853	417,448	309,566

Net investment income.	5,988,439	985,841	942,246	1,257,242	1,717,529	1,243,822

Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on investments
and swap agreements	462,416	44,766	164,440	(47,615)	124,787	147,306
Net unrealized depreciation of investments	(1,988,573)	(298,655)	(318,953)	(311,178)	(556,637)	(529,820)

Net loss on investments and swap agreements	(1,526,157)	(253,889)	(154,513)	(358,793)	(431,850)	(382,514)

Net Increase in Net Assets Resulting
from Operations	$ 4,462,282	$ 731,952	$ 787,733	$ 898,449	$ 1,285,679	$ 861,308

108	See notes to financial statements				109

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

							S I N G L E S TAT E I N S U R E D
							TA X E X E M P T F U N D
	TAX EXEMPT		INSURED		INSURED
	MONEY MARKET		TAX EXEMPT		TAX EXEMPT II		ARIZONA

Year Ended December 31	2007	2006	2007	2006	2007	2006	2007	2006

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 384,622	$ 383,277	$ 29,717,694	$ 30,042,365	$ 4,474,337	$ 4,116,644	$ 659,462	$ 678,526
Net realized gain (loss) on investments and swap agreements .	—	—	1,161,229	3,842,748	(857,720)	1,131,617	104,731	102,907
Net unrealized appreciation (depreciation) of investments
and swap agreements	—	—	(7,046,779)	(10,360,484)	(634,572)	459,535	(310,775)	(155,351)

Net increase in net assets resulting
from operations	384,622	383,277	23,832,144	23,524,629	2,982,045	5,707,796	453,418	626,082

Distributions to Shareholders
Net investment income – Class A	(384,590)	(383,250)	(29,370,250)	(29,784,108)	(4,091,005)	(3,753,671)	(605,412)	(605,388)
Net investment income – Class B	(32)	(27)	(159,791)	(94,828)	(340,815)	(403,334)	(56,801)	(67,897)
Net realized gains – Class A	—	—	—	(3,828,934)	—	(1,010,448)	(34,486)	(91,180)
Net realized gains – Class B	—	—	—	(13,646)	—	(121,131)	(3,622)	(11,725)

Total distributions.	(384,622)	(383,277)	(29,530,041)	(33,721,516)	(4,431,820)	(5,288,584)	(700,321)	(776,190)

Trust Share Transactions *
Class A:
Proceeds from shares sold	11,817,378	18,720,635	10,662,829	8,412,250	29,929,822	28,438,339	1,549,281	2,529,056
Value of shares issued for acquisition**	—	—	66,049,631	—	—	—	—	—
Reinvestment of distributions.	374,955	376,333	22,560,732	26,455,340	3,096,893	3,618,080	481,613	487,365
Cost of shares redeemed	(15,572,946)	(16,650,838)	(74,603,431)	(80,204,207)	(30,945,301)	(18,945,496)	(3,209,375)	(3,239,538)

	(3,380,613)	2,446,130	24,669,761	(45,336,617)	2,081,414	13,110,923	(1,178,481)	(223,117)

Class B:
Proceeds from shares sold	—	1,523	182,154	28,566	557,760	498,456	50,183	69,566
Value of shares issued for acquisition**	—	—	7,047,204	—	—	—	—	—
Reinvestment of distributions.	32	26	115,405	74,687	249,087	382,409	27,384	33,084
Cost of shares redeemed	—	(1,089)	(2,060,346)	(636,680)	(3,283,248)	(3,228,632)	(515,881)	(428,177)

	32	460	5,284,417	(533,427)	(2,476,401)	(2,347,767)	(438,314)	(325,527)

Net increase (decrease) from trust share transactions	(3,380,581)	2,446,590	29,954,178	(45,870,044)	(394,987)	10,763,156	(1,616,795)	(548,644)

Net increase (decrease) in net assets	(3,380,581)	2,446,590	24,256,281	(56,066,931)	(1,844,762)	11,182,368	(1,863,698)	(698,752)
Net Assets
Beginning of year	15,854,186	13,407,596	706,820,900	762,887,831	129,014,784	117,832,416	16,622,505	17,321,257

End of year †	$ 12,473,605	$ 15,854,186	$ 731,077,181	$ 706,820,900	$ 127,170,022	$ 129,014,784	$14,758,807	$16,622,505

†Includes undistributed net investment income of	$ —	$ —	$ 760,674	$ 457,135	$ 47,558	$ 5,003	$4,055	$ 6,806

*Trust Shares Issued and Redeemed

Class A:
Sold	11,817,378	18,720,635	1,097,294	849,207	1,966,910	1,854,548	117,812	190,167
Issued for acquisition**	—	—	6,866,870	—	—	—	—	—
Issued for distributions reinvested	374,955	376,333	2,317,178	2,674,934	203,858	235,800	36,740	36,705
Redeemed.	(15,572,946)	(16,650,838)	(7,668,951)	(8,107,612)	(2,045,533)	(1,234,885)	(245,392)	(244,066)

Net increase (decrease) in Class A trust shares outstanding. .	(3,380,613)	2,446,130	2,612,391	(4,583,471)	125,235	855,463	(90,840)	(17,194)

Class B:
Sold	—	1,523	18,852	2,889	36,642	32,515	3,799	5,254
Issued for acquisition**	—	—	734,281	—	—	—	—	—
Issued for distributions reinvested	32	26	11,888	7,568	16,388	24,931	2,089	2,492
Redeemed.	—	(1,089)	(212,276)	(64,218)	(216,492)	(211,426)	(39,264)	(32,419)

Net increase (decrease) in Class B trust shares outstanding. .	32	460	552,745	(53,761)	(163,462)	(153,980)	(33,376)	(24,673)

**See Note 7.

110	See notes to financial statements	111

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D

	CALIFORNIA		COLORADO		CONNECTICUT		GEORGIA

Year Ended December 31	2007	2006	2007	2006	2007	2006	2007	2006

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 1,073,219	$ 1,091,800	$361,457	$ 396,248	$ 1,414,367	$ 1,429,975	$ 470,498	$ 486,124
Net realized gain (loss) on investments and swap agreements	76,070	129,508	(8,499)	84,880	171	131,844	76,714	64,769
Net unrealized depreciation of investments
and swap agreements	(447,535)	(102,187)	(52,502)	(121,246)	(318,542)	(133,515)	(185,620)	(72,962)

Net increase in net assets resulting
from operations	701,754	1,119,121	300,456	359,882	1,095,996	1,428,304	361,592	477,931

Distributions to Shareholders
Net investment income – Class A	(1,030,642)	(1,000,214)	(347,727)	(360,646)	(1,311,234)	(1,329,516)	(439,651)	(451,394)
Net investment income – Class B	(49,466)	(70,406)	(23,907)	(28,484)	(82,658)	(108,601)	(35,534)	(40,256)
Net realized gains – Class A	(52,802)	(120,869)	—	(69,224)	—	(120,663)	(41,222)	—
Net realized gains – Class B	(2,615)	(8,634)	—	(5,778)	—	(11,187)	(3,967)	—

Total distributions.	(1,135,525)	(1,200,123)	(371,634)	(464,132)	(1,393,892)	(1,569,967)	(520,374)	(491,650)

Trust Share Transactions *
Class A:
Proceeds from shares sold	4,047,264	4,853,841	1,023,993	607,271	5,577,655	4,200,196	898,514	1,165,858
Reinvestment of distributions.	690,025	682,615	251,812	317,758	958,654	1,144,095	289,332	268,312
Cost of shares redeemed	(5,254,009)	(5,400,899)	(815,008)	(2,018,766)	(5,909,004)	(3,702,760)	(1,457,904)	(2,034,272)

	(516,720)	135,557	460,797	(1,093,737)	627,305	1,641,531	(270,058)	(600,102)

Class B:
Proceeds from shares sold	100,937	545,051	64,912	32,043	125,804	48,552	—	200
Reinvestment of distributions.	24,065	36,285	16,531	23,112	56,241	73,912	22,665	22,133
Cost of shares redeemed	(621,622)	(1,252,248)	(52,308)	(371,235)	(1,210,561)	(917,566)	(108,796)	(198,302)

	(496,620)	(670,912)	29,135	(316,080)	(1,028,516)	(795,102)	(86,131)	(175,969)

Net increase (decrease) from trust share transactions	(1,013,340)	(535,355)	489,932	(1,409,817)	(401,211)	846,429	(356,189)	(776,071)

Net increase (decrease) in net assets	(1,447,111)	(616,357)	418,754	(1,514,067)	(699,107)	704,766	(514,971)	(789,790)

Net Assets
Beginning of year	28,491,137	29,107,494	9,193,196	10,707,263	39,005,606	38,300,840	12,064,277	12,854,067

End of year †	$ 27,044,026	$ 28,491,137	$ 9,611,950	9,193,196	$ 38,306,499	$ 39,005,606	$ 11,549,306	$ 12,064,277

†Includes undistributed net investment income of	$ 30,502	$ 37,391	$ 529	$ 10,706	$ 26,431	$ 5,956	$ 2,067	$ 6,754

*Trust Shares Issued and Redeemed
Class A:
Sold	335,679	398,719	77,403	45,054	426,995	319,374	66,894	86,224
Issued for distributions reinvested	57,423	56,166	18,978	23,618	73,384	86,910	21,606	19,906
Redeemed.	(436,810)	(445,727)	(61,525)	(150,310)	(452,957)	(280,581)	(109,056)	(151,361)

Net increase (decrease) in Class A trust shares outstanding	(43,708)	9,158	34,856	(81,638)	47,422	125,703	(20,556)	(45,231)

Class B:
Sold	8,390	44,689	4,851	2,374	9,676	3,687	—	15
Issued for distributions reinvested	2,000	2,982	1,245	1,718	4,313	5,624	1,693	1,643
Redeemed.	(51,696)	(102,372)	(3,914)	(27,605)	(92,844)	(69,983)	(8,104)	(14,678)

Net increase (decrease) in Class B trust shares outstanding .	(41,306)	(54,701)	2,182	(23,513)	(78,855)	(60,672)	(6,411)	(13,020)

112	See notes to financial statements	113

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D

	MARYLAND		MASSACHUSETTS		MICHIGAN		MINNESOTA

Year Ended December 31	2007	2006	2007	2006	2007	2006	2007	2006

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 875,254	$ 985,973	$ 1,030,806	$ 1,016,351	$ 1,198,749	$ 1,256,347	$ 652,612	$ 647,763
Net realized gain (loss) on investments and swap agreements .	233,945	308,349	84,350	120,512	(45,686)	201,674	(85,534)	55,794
Net unrealized depreciation of investments
and swap agreements	(603,803)	(395,186)	(410,939)	(260,176)	(319,438)	(322,994)	(81,088)	(51,012)

Net increase in net assets resulting
from operations	505,396	899,136	704,217	876,687	833,625	1,135,027	485,990	652,545

Distributions to Shareholders
Net investment income – Class A	(760,110)	(868,977)	(977,309)	(925,805)	(1,137,874)	(1,234,201)	(631,692)	(625,479)
Net investment income – Class B	(100,859)	(139,452)	(65,242)	(80,026)	(63,261)	(71,378)	(18,215)	(21,286)
Net realized gains – Class A	(183,127)	(259,285)	(68,429)	(111,150)	—	(188,365)	—	—
Net realized gains – Class B	(26,932)	(48,958)	(4,879)	(10,260)	—	(13,313)	—	—

Total distributions.	(1,071,028)	(1,316,672)	(1,115,859)	(1,127,241)	(1,201,135)	(1,507,257)	(649,907)	(646,765)

Trust Share Transactions *
Class A:
Proceeds from shares sold	1,252,213	1,348,012	2,979,967	3,326,720	3,009,194	2,185,882	1,424,490	1,253,703
Reinvestment of distributions.	635,636	736,479	836,837	827,027	761,546	971,472	525,003	472,006
Cost of shares redeemed	(3,705,718)	(4,850,981)	(3,324,282)	(3,149,463)	(4,380,596)	(6,117,007)	(1,688,334)	(1,184,423)

	(1,817,869)	(2,766,490)	492,522	1,004,284	(609,856)	(2,959,653)	261,159	541,286

Class B:
Proceeds from shares sold	185,901	76,649	71,649	276,781	—	—	18,075	22,995
Reinvestment of distributions.	92,860	135,548	61,111	81,088	26,430	40,530	16,501	18,969
Cost of shares redeemed	(1,412,336)	(1,071,962)	(589,217)	(891,984)	(198,284)	(212,738)	(117,638)	(145,043)

	(1,133,575)	(859,765)	(456,457)	(534,115)	(171,854)	(172,208)	(83,062)	(103,079)

Net increase (decrease) from trust share transactions	(2,951,444)	(3,626,255)	36,065	470,169	(781,710)	(3,131,861)	178,097	438,207

Net increase (decrease) in net assets	(3,517,076)	(4,043,791)	(375,577)	219,615	(1,149,220)	(3,504,091)	14,180	443,987

Net Assets
Beginning of year	24,754,537	28,798,328	26,221,174	26,001,559	31,059,004	34,563,095	16,582,465	16,138,478

End of year †	$ 21,237,461	$ 24,754,537	$ 25,845,597	$ 26,221,174	$ 29,909,784	$31,059,004	$ 16,596,645	$ 16,582,465

†Includes undistributed net investment income of	$ 35,502	$ 21,216	$ 24,188	$ 35,933	$ 40,346	$40,139	$ 7,427	$ 4,722

*Trust Shares Issued and Redeemed
Class A:
Sold	93,221	98,356	257,039	283,681	249,659	178,291	121,227	106,290
Issued for distributions reinvested	47,521	53,861	72,190	70,331	63,215	79,374	44,846	40,053
Redeemed.	(276,079)	(353,335)	(286,852)	(268,055)	(364,112)	(498,730)	(144,417)	(100,981)

Net increase (decrease) in Class A trust shares outstanding .	(135,337)	(201,118)	42,377	85,957	(51,238)	(241,065)	21,656	45,362

Class B:
Sold	13,682	5,555	6,170	23,418	—	—	1,540	1,950
Issued for distributions reinvested	6,937	9,911	5,264	6,890	2,195	3,316	1,408	1,608
Redeemed.	(104,768)	(78,136)	(50,950)	(75,907)	(16,539)	(17,361)	(9,993)	(12,270)

Net decrease in Class B trust shares outstanding.	(84,149)	(62,670)	(39,516)	(45,599)	(14,344)	(14,045)	(7,045)	(8,712)

114	See notes to financial statements	115

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D

	MISSOURI		NEW JERSEY		NEW YORK		NORTH CAROLINA

Year Ended December 31	2007	2006	2007	2006	2007	2006	2007	2006

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 585,382	$ 586,423	$ 2,152,340	$ 2,376,264	$ 5,988,439	$ 6,367,258	$ 985,841	$ 991,886
Net realized gain (loss) on investments and swap agreements. .	(4,325)	17,149	341,109	351,652	462,416	1,095,634	44,766	155,666
Net unrealized appreciation (depreciation) of investments
and swap agreements	(164,665)	70,828	(961,603)	(527,716)	(1,988,573)	(1,644,656)	(298,655)	(101,719)

Net increase in net assets resulting
from operations	416,392	674,400	1,531,846	2,200,200	4,462,282	5,818,236	731,952	1,045,833

Distributions to Shareholders
Net investment income – Class A	(507,591)	(500,882)	(2,019,705)	(2,206,105)	(5,869,565)	(6,139,116)	(870,009)	(845,222)
Net investment income – Class B	(69,238)	(95,206)	(139,751)	(150,225)	(170,069)	(184,947)	(114,275)	(135,066)
Net realized gains – Class A	—	—	(272,877)	(315,513)	—	—	(32,684)	(116,784)
Net realized gains – Class B	—	—	(23,029)	(27,199)	—	—	(4,691)	(21,736)

Total distributions.	(576,829)	(596,088)	(2,455,362)	(2,699,042)	(6,039,634)	(6,324,063)	(1,021,659)	(1,118,808)

Trust Share Transactions *
Class A:
Proceeds from shares sold	1,082,806	3,386,988	3,293,773	4,759,107	10,545,785	9,471,599	3,066,462	2,547,135
Reinvestment of distributions.	277,239	248,287	1,719,050	1,873,930	4,144,113	4,379,598	677,152	743,649
Cost of shares redeemed	(2,860,096)	(872,041)	(10,429,969)	(10,624,814)	(24,897,464)	(23,293,096)	(2,720,934)	(3,663,639)

	(1,500,051)	2,763,234	(5,417,146)	(3,991,777)	(10,207,566)	(9,441,899)	1,022,680	(372,855)

Class B:
Proceeds from shares sold	37,472	155,860	192,320	228,716	216,691	465,377	44,220	390,190
Reinvestment of distributions.	50,658	71,020	115,715	133,361	129,429	147,743	101,056	131,808
Cost of shares redeemed	(656,924)	(692,864)	(934,234)	(1,167,089)	(1,257,348)	(1,685,362)	(1,063,549)	(970,307)

	(568,794)	(465,984)	(626,199)	(805,012)	(911,228)	(1,072,242)	(918,273)	(448,309)

Net increase (decrease) from trust share transactions	(2,068,845)	2,297,250	(6,043,345)	(4,796,789)	(11,118,794)	(10,514,141)	104,407	(821,164)

Net increase (decrease) in net assets	(2,229,282)	2,375,562	(6,966,861)	(5,295,631)	(12,696,146)	(11,019,968)	(185,300)	(894,139)

Net Assets
Beginning of year	16,574,220	14,198,658	61,641,461	66,937,092	165,705,188	176,725,156	26,243,326	27,137,465

End of year †	$ 14,344,938	16,574,220	$ 54,674,600	61,641,461	$ 153,009,042	$ 165,705,188	$ 26,058,026	26,243,326

†Includes undistributed net investment income of	$ 10,440	1,887	$ 37,157	44,273	$ 16,083	$ 67,277	$ 20,089	18,531

*Trust Shares Issued and Redeemed
Class A:
Sold	79,944	249,668	259,873	370,560	742,653	662,477	234,364	191,773
Issued for distributions reinvested	20,506	18,291	135,689	145,970	292,629	306,462	51,621	56,130
Redeemed.	(211,839)	(64,199)	(822,288)	(827,227)	(1,755,820)	(1,629,737)	(208,002)	(276,699)

Net increase (decrease) in Class A trust shares outstanding .	(111,389)	203,760	(426,726)	(310,697)	(720,538)	(660,798)	77,983	(28,796)

Class B:
Sold	2,744	11,381	15,192	17,778	15,342	32,551	3,356	29,348
Issued for distributions reinvested	3,744	5,228	9,137	10,399	9,148	10,350	7,705	9,956
Redeemed.	(48,480)	(50,723)	(73,674)	(91,200)	(88,781)	(117,846)	(81,085)	(73,166)

Net decrease in Class B trust shares outstanding.	(41,992)	(34,114)	(49,345)	(63,023)	(64,291)	(74,945)	(70,024)	(33,862)

116	See notes to financial statements	117

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	S I N G L E S TAT E I N S U R E D TA X E X E M P T F U N D

	OHIO		OREGON		PENNSYLVANIA		VIRGINIA

Year Ended December 31	2007	2006	2007	2006	2007	2006	2007	2006

Increase (Decrease) in Net Assets From Operations
Net investment income	$ 942,246	$ 971,508	$ 1,257,242	$ 1,200,565	$ 1,717,529	$ 1,772,347	$ 1,243,822	$ 1,272,605
Net realized gain (loss) on investments and swap agreements	164,440	84,399	(47,615)	9,843	124,787	229,337	147,306	261,130
Net unrealized appreciation (depreciation) of investments
and swap agreements	(318,953)	(157,928)	(311,178)	82,086	(556,637)	(242,209)	(529,820)	(231,740)

Net increase in net assets resulting
from operations	787,733	897,979	898,449	1,292,494	1,285,679	1,759,475	861,308	1,301,995

Distributions to Shareholders
Net investment income – Class A	(869,584)	(868,293)	(1,206,811)	(1,124,920)	(1,636,923)	(1,680,468)	(1,207,878)	(1,213,070)
Net investment income – Class B	(79,991)	(106,195)	(63,160)	(73,175)	(80,799)	(93,078)	(46,128)	(49,651)
Net realized gains – Class A	(109,253)	(44,895)	—	(9,130)	(85,589)	(215,532)	(135,821)	(249,541)
Net realized gains – Class B	(10,889)	(6,051)	—	(706)	(4,940)	(13,805)	(6,236)	(11,579)

Total distributions.	(1,069,717)	(1,025,434)	(1,269,971)	(1,207,931)	(1,808,251)	(2,002,883)	(1,396,063)	(1,523,841)

Trust Share Transactions *
Class A:
Proceeds from shares sold	1,820,682	2,132,978	6,007,994	6,707,225	2,654,041	5,046,159	4,108,022	3,643,759
Reinvestment of distributions.	711,658	668,493	917,314	903,500	1,076,579	1,190,254	852,780	977,075
Cost of shares redeemed	(2,556,014)	(2,496,576)	(3,876,174)	(5,342,199)	(7,087,772)	(5,953,862)	(3,652,685)	(3,852,940)

	(23,674)	304,895	3,049,134	2,268,526	(3,357,152)	282,551	1,308,117	767,894

Class B:
Proceeds from shares sold	31,450	213,690	98,855	147,297	62,896	153,879	43,626	89,237
Reinvestment of distributions.	66,177	86,090	60,014	69,711	58,686	72,765	42,298	50,902
Cost of shares redeemed	(896,655)	(713,933)	(729,288)	(322,675)	(571,597)	(651,550)	(49,230)	(644,232)

	(799,028)	(414,153)	(570,419)	(105,667)	(450,015)	(424,906)	36,694	(504,093)

Net increase (decrease) from trust share transactions	(822,702)	(109,258)	2,478,715	2,162,859	(3,807,167)	(142,355)	1,344,811	263,801

Net increase (decrease) in net assets	(1,104,686)	(236,713)	2,107,193	2,247,422	(4,329,739)	(385,763)	810,056	41,955

Net Assets
Beginning of year	24,841,372	25,078,085	33,988,345	31,740,923	46,474,595	46,860,358	33,314,595	33,272,640

End of year †	$ 23,736,686	$ 24,841,372	$ 36,095,538	$ 33,988,345	$ 42,144,856	$ 46,474,595	$ 34,124,651	$ 33,314,595

†Includes undistributed net investment income of	$ 3,838	$ 10,813	$ 6,540	$ 19,263	34,798	$ 34,991	$ 2,315	$ 12,499

*Trust Shares Issued and Redeemed
Class A:
Sold	147,732	171,728	467,392	518,336	209,098	391,667	320,715	280,363
Issued for distributions reinvested	57,858	53,852	71,436	69,904	84,674	92,552	66,639	75,210
Redeemed.	(208,187)	(201,398)	(302,050)	(412,593)	(558,713)	(462,079)	(284,272)	(296,194)

Net increase (decrease) in Class A trust shares outstanding .	(2,597)	24,182	236,778	175,647	(264,941)	22,140	103,082	59,379

Class B:
Sold	2,569	17,143	7,663	11,470	4,929	11,963	3,387	6,875
Issued for distributions reinvested	5,374	6,931	4,682	5,404	4,612	5,655	3,312	3,928
Redeemed.	(72,597)	(57,348)	(56,888)	(25,076)	(44,944)	(50,715)	(3,896)	(49,708)

Net increase (decrease) in Class B trust shares outstanding	(64,654)	(33,274)	(44,543)	(8,202)	(35,403)	(33,097)	2,803	(38,905)

118	See notes to financial statements	119

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2007

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Money Market Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II and the Single State Insured Tax Exempt Funds, comprised of the Arizona, California, Colorado, Connecticut, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax, including the federal Alternative Minimum Tax (“AMT”), consistent with the preservation of capital and maintenance of liquidity.

Insured Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT.

Insured Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Insured Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The Tax Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and the value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax Exempt Money Market Fund, are valued by a pricing service.

The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap’s value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. “When-issued securities” are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds’ policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

B. Federal Income Taxes—It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At December 31, 2007, capital loss carryovers were as follows:

Year Capital Loss Carryovers Expire

Fund	Total	2012	2013	2014	2015

Insured Tax Exempt II	$857,720	$—	$—	$—	$857,720
Colorado.	7,187	—	—	—	7,187
Michigan	45,686	—	—	—	45,686
Minnesota.	129,288	43,754	—	—	85,534
Missouri	9,939	5,614	—	—	4,325
New York	180,329	180,329	—	—	—
Oregon	28,704	—	—	—	28,704

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2007

Effective June 29, 2007, the Fund adopted the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has reviewed the tax positions for each of the open tax years 2004 to 2007 and has determined the adoption of FIN 48 had no impact on the financial statements of the Funds.

C. Distributions to Shareholders—The Tax Exempt Money Market Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of the other Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation/Class Allocation—Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for the Tax Exempt Money Market Fund and on the identified cost basis for the other Funds for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Premiums and discounts on securities are amortized using the interest method. Estimated expenses are accrued daily. For the year ended December 31, 2007, The Bank of New York Mellon, custodian for the Funds, has provided credits in the amount of $92,578 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2007, the Funds’ expenses under these arrangements were reduced by $5,827.

F. Derivatives—The Funds, other than the Tax Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities (“inverse floaters”) and interest rate swap agreements (“swap agreements”) for the purpose of managing their exposure to interest rate risk.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the year ended December 31, 2007, the Insured Tax Exempt Fund had average daily liabilities from the participation in inverse floater programs of $14,015,068 and recorded interest expense at an average rate of 3.94% . At December 31, 2007, the Fund had no investments in inverse floaters that were acquired through exchanges with trusts.

The Funds determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds during the years ended December 31, 2005, 2004, and 2003, and that the transfers should have been accounted for as secured borrowings rather than as sales. Since the impact of recording the transfers as secured borrowings would not have had a material effect on the ratios of net expenses to average net assets, the ratios of total expenses to average net assets and the portfolio turnover rates, the Financial Highlights presented herein for the years ended December 31, 2005, 2004, and 2003 have not been restated.

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2007

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. There were no swap agreements open as of December 31, 2007.

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Tax Exempt Money Market Fund’s Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation as underwriter of the Trust. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

4. Security Transactions—For the year ended December 31, 2007, purchases and sales of municipal securities, other than short-term municipal notes and swap agreements, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales

Insured Tax Exempt	$271,124,004	$315,865,141
Insured Tax Exempt II	154,605,524	151,913,417
Arizona.	6,919,956	8,262,434
California	13,470,991	16,102,314
Colorado.	2,607,558	1,998,434
Connecticut	10,110,785	9,953,848
Georgia.	4,147,065	5,049,365
Maryland	2,067,030	5,023,796
Massachusetts	10,162,017	10,601,668
Michigan	7,862,654	8,801,949
Minnesota.	7,725,699	7,668,241
Missouri	4,415,345	6,452,954
New Jersey	20,911,502	27,778,353
New York	65,822,217	76,755,343
North Carolina	5,196,400	5,169,714
Ohio	13,866,405	14,548,001
Oregon	11,917,668	9,953,353
Pennsylvania	17,476,814	21,577,205
Virginia	14,046,843	13,102,614

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2007

At December 31, 2007, aggregate cost and net unrealized appreciation of securities, excluding swap agreements, for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation

Insured Tax Exempt	$667,203,204	$53,642,952	$ —	$53,642,952
Insured Tax Exempt II	132,234,545	3,510,068	30,812	3,479,256
Arizona.	14,661,186	440,970	22,124	418,846
California	25,463,841	1,187,475	—	1,187,475
Colorado.	9,172,732	415,614	3,615	411,999
Connecticut	37,014,554	1,100,706	40,880	1,059,826
Georgia.	10,913,701	406,487	1,138	405,349
Maryland	20,537,535	526,258	55,687	470,571
Massachusetts	24,542,444	947,950	46,905	901,045
Michigan	28,026,538	1,565,076	—	1,565,076
Minnesota.	15,594,875	571,069	—	571,069
Missouri	13,623,677	426,767	—	426,767
New Jersey	51,636,642	2,333,283	1,524	2,331,759
New York	143,230,787	7,814,967	31,511	7,783,456
North Carolina	24,927,883	727,986	—	727,986
Ohio	22,525,478	1,018,758	—	1,018,758
Oregon	34,941,718	921,906	10,897	911,009
Pennsylvania	39,991,471	1,677,810	—	1,677,810
Virginia.	32,459,464	1,139,902	12,643	1,127,259

5. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and /or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 2007, total trustees’ fees accrued by the Funds amounted to $64,813.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, other than the Tax Exempt Money Market Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. The annual fee for the Tax Exempt Money Market Fund is payable monthly at the rate of .50% of average daily net assets.

For the period January 1, 2007 through June 30, 2007, FIMCO has voluntarily waived advisory fees in excess of .55% for Insured Tax Exempt Fund and New York Insured Tax Exempt Fund. Effective July 1, 2007, FIMCO has voluntarily waived advisory fees in excess of .53% for Insured Tax Exempt Fund and New York Insured Tax Exempt Fund. For the period January 1, 2007 through June 30, 2007, FIMCO has voluntarily waived advisory fees to limit Insured Tax Exempt Fund II’s overall expense ratio to 1.00% on Class A and 1.70% on Class B. Effective July 1, 2007, FIMCO has voluntarily waived advisory fees in excess of .53% for Insured Tax Exempt Fund II. In addition, for the year ended December 31, 2007, FIMCO has voluntarily waived advisory fees to limit each of the other Funds’ overall expense ratio, excluding interest expense, on Class A and Class B shares as follows: .80% on Class A and 1.55% on Class B for Tax Exempt Money Market; .95% on Class A and 1.65% on Class B for New Jersey; .67% on Class A and 1.37% on Class B for Arizona, Colorado, Georgia, Minnesota and Missouri; .75% on Class A and 1.45% on Class B for Maryland, Massachusetts, North Carolina and Ohio; .85% on Class A and 1.55% on Class B for California; and .90% on Class A and 1.60% on Class B for Connecticut, Michigan, Oregon, Pennsylvania and Virginia. For the year ended December 31, 2007, advisory fees accrued by the Funds to FIMCO were $8,634,430 of which $1,665,005 was waived as noted above.

For the year ended December 31, 2007, FIC, as underwriter, received $1,878,418 in commissions from the sale of shares of the Funds after allowing $194,264 to other dealers. Shareholder servicing costs included $953,591 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Tax Exempt Money Market Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Tax Exempt Money Market Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended December 31, 2007, the 12b-1 fees paid by Tax Exempt Money Market Fund were limited to .75% on Class B shares. For the year ended December 31, 2007, total distribution plan fees accrued to FIC by the Funds amounted to $4,702,265.

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2007

6. Tax Components of Capital and Distributions to Shareholders—The tax character of distributions declared for the years ended December 31, 2007 and December 31, 2006 were as follows:

	Year Ended December 31, 2007					Year Ended December 31, 2006

	Distributions Declared from					Distributions Declared from

			Long-Term				Long-Term
	Tax-Exempt	Ordinary	Capital		Tax-Exempt	Ordinary	Capital
Fund	Income	Income	Gain	Total	Income	Income	Gain	Total

Tax Exempt
Money Mkt	$384,622	—	$—	$384,622	$383,277	$—	$—	$383,277
Insured Tax
Exempt	29,530,041	—	—	29,530,041	29,878,936	578,639	3,263,941	33,721,516
Insured Tax
Exempt II	4,431,820	—	—	4,431,820	4,157,005	626,447	505,132	5,288,584
Arizona	662,213	—	38,108	700,321	673,285	—	102,905	776,190
California	1,080,108	—	55,417	1,135,525	1,070,620	—	129,503	1,200,123
Colorado	371,634	—	—	371,634	389,130	—	75,002	464,132
Connecticut	1,393,892	—	—	1,393,892	1,438,117	—	131,850	1,569,967
Georgia	475,185	—	45,189	520,374	491,650	—	—	491,650
Maryland	860,969	—	210,059	1,071,028	1,008,429	—	308,243	1,316,672
Massachusetts	1,042,551	—	73,308	1,115,859	1,005,831	—	121,410	1,127,241
Michigan	1,201,135	—	—	1,201,135	1,305,579	—	201,678	1,507,257
Minnesota	649,907	—	—	649,907	646,765	—	—	646,765
Missouri	576,829	—	—	576,829	596,088	—	—	596,088
New Jersey	2,159,456	—	295,906	2,455,362	2,356,330	—	342,712	2,699,042
New York	6,039,634	—	—	6,039,634	6,324,063	—	—	6,324,063
North
Carolina	984,284	—	37,375	1,021,659	980,288	—	138,520	1,118,808
Ohio	949,575	—	120,142	1,069,717	974,488	—	50,946	1,025,434
Oregon	1,269,971	—	—	1,269,971	1,198,095	—	9,836	1,207,931
Pennsylvania	1,717,722	—	90,529	1,808,251	1,773,546	38,454	190,883	2,002,883
Virginia	1,254,006	—	142,057	1,396,063	1,262,721	—	261,120	1,523,841

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed
	Tax-Exempt	Taxable	Capital Gains		Other	Total
	Ordinary	Ordinary	Or (Loss)	Unrealized	Accumulated	Distributable
Fund	Income	Income	Carryover	Appreciation	Losses	Earnings*

Insured Tax Exempt	$440,086	$320,588	$430,873	$53,642,952	$ —	$54,834,499
Insured Tax Exempt II	47,365	193	(857,720)	3,479,256	—	2,669,094
Arizona.	3,983	72	66,625	418,846	—	489,526
California	14,438	16,064	21,496	1,187,475	—	1,239,473
Colorado.	5,929	—	(7,187)	411,999	(1,312)	409,429
Connecticut	25,181	1,250	171	1,059,826	—	1,086,428
Georgia.	1,131	936	7,679	405,349	(11,971)	403,124
Maryland	21,407	14,095	31,566	470,571	—	537,639
Massachusetts	18,875	9,641	8,630	901,045	—	938,191
Michigan	26,785	13,561	(45,686)	1,565,076	—	1,559,736
Minnesota.	4,486	2,941	(129,288)	571,069	—	449,208
Missouri	9,541	899	(9,939)	426,767	—	427,268
New Jersey	35,239	8,278	38,843	2,331,759	—	2,414,119
New York	7,792	8,291	(180,329)	7,783,456	—	7,619,210
North Carolina	16,322	3,767	7,391	727,986	—	755,466
Ohio	2,866	6,064	39,205	1,018,758	—	1,066,893
Oregon	6,540	—	(28,704)	911,009	(18,911)	869,934
Pennsylvania	10,403	24,395	34,258	1,677,810	—	1,746,866
Virginia	397	4,162	3,275	1,127,259	—	1,135,093

*Differences between book distributable earnings and tax distributable earnings consist primarily of amortization of bond discounts, wash sales and post-October loss deferrals.

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
December 31, 2007

For the year ended December 31, 2007, the following reclassifications were made to reflect permanent differences between book and tax reporting:

		Accumulated	Undistributed
	Capital	Net Realized	Net Investment
Fund	Paid In	Gain	Income

Insured Tax Exempt	$(115,353)	$(533)	$115,886
Insured Tax Exempt II	—	(38)	38
Maryland	(7,680)	7,680	—
Michigan	(2,593)	—	2,593
New York	(1)	—	1
Ohio	—	(354)	354
Oregon	—	(7)	7

7. Fund Reorganizations—At the close of business on August 10, 2007, First Investors Insured Tax Exempt Fund acquired all of the net assets of the First Investors Florida Insured Tax Exempt Fund and the First Investors Insured Intermediate Tax Exempt Fund in connection with a tax-free reorganization that was approved by the Board. The Insured Tax Exempt Fund issued 2,629,703 Class A shares and 201,821 Class B shares to the Florida Insured Tax Exempt Fund and 4,237,167 Class A shares and 532,460 Class B shares to the Insured Intermediate Tax Exempt Fund. In return, it received net assets of $27,231,011 from Florida Insured Tax Exempt Fund (which include $862,888 of unrealized appreciation and $122,992 in accumulated net realized gains) and $45,865,824 in net assets from Insured Intermediate Tax Exempt Fund (which included $240,601 of unrealized appreciation and $854,001 in accumulated net realized losses). The Insured Tax Exempt Fund’s shares were issued at their current net asset values as of the date of the reorganizations. The aggregate net assets of the Insured Tax Exempt Fund, Florida Insured Tax Exempt Fund and Insured Intermediate Tax Exempt Fund immediately before the acquisition were $734,753,622 consisting of Insured Tax Exempt Fund $661,656,787 ($659,581,032 Class A and $2,075,755 Class B), Florida Insured Tax Exempt Fund $27,231,011 ($25,294,047 Class A and $1,936,964 Class B) and Insured Intermediate Tax Exempt Fund $45,865,824 ($40,755,584 Class A and $5,110,240 Class B), respectively.

8. New Accounting Pronouncements—In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, FIMCO does not believe the adoption of SFAS No. 157 will impact the financial statement amounts of the Funds, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each year indicated.

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A

														Ratio to Average Net
					Less Distributions						Ratio to Average Net			Assets Before Expenses
		Investment Operations			from						Assets**			Waived or Assumed

	Net Asset		Net Realized					Net Asset
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits†	Income	Expenses	Income (Loss)	Rate

TAX EXEMPT MONEY MARKET FUND

Class A
2003	$1.00	$.003	—	$.003	$.003	—	$.003	$1.00	.34%	$ 16,902.75%		.75%	.35%	1.11%	(.01)%	—
2004	1.00	.005	—	.005	.005	—	.005	1.00	.51	13,985.70		.71	.49	1.24	(.05)	—
2005	1.00	.016	—	.016	.016	—	.016	1.00	1.66	13,407.71		.72	1.63	1.39	.95	—
2006	1.00	.026	—	.026	.026	—	.026	1.00	2.63	15,853.80		.82	2.60	1.30	2.10	—
2007	1.00	.028	—	.028	.028	—	.028	1.00	2.84	12,472.80		.81	2.80	1.09	2.51	—

Class B
2003	1.00	—	—	—	—	—	—	1.00	—	64	1.10	1.10	—	1.46	(.36)	—
2004	1.00	—	—	—	—	—	—	1.00	—	23	1.19	1.20	—	1.73	(.54)	—
2005	1.00	.009	—	.009	.009	—	.009	1.00	.91	1	1.46	1.47	.88	2.14	.20	—
2006	1.00	.018	—	.018	.018	—	.018	1.00	1.84	2	1.55	1.57	1.85	2.05	1.35	—
2007	1.00	.020	—	.020	.020	—	.020	1.00	2.06	2	1.55	1.56	2.05	1.84	1.76	—

INSURED TAX EXEMPT FUND

Class A
2003	$10.46	$.425	$.037	$.462	$.422	$.080	$.502	$10.42	4.50%	$882,285	1.02%	1.02%	4.06%	1.11%	3.97%	25%
2004	10.42	.418	(.169)	.249	.419	—	.419	10.25	2.47	824,507	1.01	1.01	4.08	1.15	3.94	27
2005	10.25	.409	(.236)	.173	.408	.025	.433	9.99	1.72	759,815	1.01	1.01	4.02	1.13	3.90	24
2006	9.99	.411	(.079)	.332	.408	.054	.462	9.86	3.41	704,319	1.10††	1.10††	4.14	1.14††	4.10	22
2007	9.86	.412	(.094)	.318	.408	—	.408	9.77	3.32	723,211	1.04††	1.04††	4.20	1.10††	4.14	38
Class B
2003	10.45	.344	.036	.380	.350	.080	.430	10.40	3.70	4,576	1.75	1.75	3.33	1.84	3.24	25
2004	10.40	.336	(.159)	.177	.347	—	.347	10.23	1.76	3,588	1.74	1.74	3.35	1.88	3.21	27
2005	10.23	.329	(.228)	.101	.336	.025	.361	9.97	1.00	3,073	1.74	1.74	3.29	1.86	3.17	24
2006	9.97	.327	(.067)	.260	.336	.054	.390	9.84	2.66	2,502	1.83††	1.83††	3.41	1.87††	3.37	22
2007	9.84	.403	(.156)	.247	.337	—	.337	9.75	2.58	7,866	1.74††	1.74††	3.50	1.80††	3.44	38

INSURED TAX EXEMPT FUND II

Class A
2003	$15.27	$.526	$.231	$.757	$.527	$.090	$.617	$15.41	5.04%	$ 80,300	1.00%	1.01%	3.43%	1.48%	2.95%	120%
2004	15.41	.535	.123	.658	.531	.117	.648	15.42	4.36	83,555	1.00	1.01	3.47	1.46	3.01	115
2005	15.42	.523	.050	.573	.523	.140	.663	15.33	3.77	101,741	1.00	1.01	3.37	1.46	2.91	114
2006	15.33	.532	.192	.724	.538	.136	.674	15.38	4.82	115,234	1.00	1.01	3.47	1.18	3.29	112
2007	15.38	.528	(.155)	.373	.523	—	.523	15.23	2.49	116,011.99		1.00	3.47	1.07	3.39	118

Class B
2003	15.26	.412	.230	.642	.412	.090	.502	15.40	4.26	17,392	1.75	1.76	2.68	2.23	2.20	120
2004	15.40	.419	.129	.548	.411	.117	.528	15.42	3.62	16,439	1.75	1.76	2.72	2.21	2.26	115
2005	15.42	.408	.045	.453	.403	.140	.543	15.33	2.97	16,091	1.75	1.76	2.62	2.21	2.16	114
2006	15.33	.419	.185	.604	.418	.136	.554	15.38	4.01	13,781	1.75	1.76	2.72	1.93	2.54	112
2007	15.38	.425	(.162)	.263	.413	—	.413	15.23	1.75	11,159	1.69	1.70	2.77	1.77	2.69	118

132	133

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A

														Ratio to Average Net
					Less Distributions						Ratio to Average Net			Assets Before Expenses
		Investment Operations			from						Assets**			Waived or Assumed

	Net Asset		Net Realized					Net Asset
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits†	Income	Expenses	Income	Rate

SINGLE STATE INSURED TAX EXEMPT FUND

ARIZONA FUND

Class A
2003	$13.98	$.552	$.101	$.653	$.556	$.087	$.643	$13.99	4.77%	$21,709.75%		.76%	3.95%	1.20%	3.50%	43%
2004	13.99	.552	(.074)	.478	.550	.048	.598	13.87	3.51	17,911.75		.76	3.96	1.18	3.53	15
2005	13.87	.547	(.270)	.277	.551	.226	.777	13.37	2.04	15,086.75		.76	3.99	1.23	3.51	14
2006	13.37	.537	(.032)	.505	.532	.083	.615	13.26	3.87	14,734.75		.77	4.03	1.16	3.62	29
2007	13.26	.538	(.156)	.382	.540	.032	.572	13.07	2.95	13,333.67		.68	4.10	1.14	3.63	43

Class B
2003	13.98	.445	.100	.545	.448	.087	.535	13.99	3.96	3,121	1.50	1.51	3.20	1.95	2.75	43
2004	13.99	.449	(.079)	.370	.442	.048	.490	13.87	2.71	2,523	1.50	1.51	3.21	1.93	2.78	15
2005	13.87	.445	(.268)	.177	.451	.226	.677	13.37	1.30	2,235	1.50	1.51	3.24	1.98	2.76	14
2006	13.37	.438	(.030)	.408	.435	.083	.518	13.26	3.11	1,889	1.50	1.52	3.28	1.91	2.87	29
2007	13.26	.449	(.163)	.286	.444	.032	.476	13.07	2.21	1,426	1.37	1.38	3.40	1.84	2.93	43

CALIFORNIA FUND

Class A
2003	$12.47	$.481	$.063	$.544	$.479	$.025	$.504	$12.51	4.45%	$26,977.75%		.76%	3.87%	1.20%	3.42%	81%
2004	12.51	.480	.002	.482	.472	—	.472	12.52	3.96	25,873.85		.86	3.86	1.16	3.55	30
2005	12.52	.474	(.151)	.323	.480	.173	.653	12.19	2.63	26,536.85		.86	3.81	1.17	3.49	59
2006	12.19	.470	.027	.497	.461	.056	.517	12.17	4.16	26,592.85		.86	3.84	1.07	3.62	30
2007	12.17	.467	(.162)	.305	.470	.025	.495	11.98	2.56	25,669.85		.87	3.89	1.06	3.68	49

Class B
2003	12.47	.387	.061	.448	.383	.025	.408	12.51	3.65	3,511	1.50	1.51	3.12	1.95	2.67	81
2004	12.51	.388	(.002)	.386	.376	—	.376	12.52	3.15	3,046	1.60	1.61	3.11	1.91	2.80	30
2005	12.52	.384	(.147)	.237	.384	.173	.557	12.20	1.92	2,571	1.60	1.61	3.06	1.92	2.74	59
2006	12.20	.387	.011	.398	.372	.056	.428	12.17	3.32	1,899	1.60	1.61	3.09	1.82	2.87	30
2007	12.17	.395	(.165)	.230	.385	.025	.410	11.99	1.93	1,375	1.55	1.57	3.19	1.76	2.98	49

COLORADO FUND

Class A
2003	$13.75	$.560	$.126	$.686	$.556	$ —	$.556	$13.88	5.09%	$11,956.60%		.61%	4.07%	1.29%	3.38%	46%
2004	13.88	.564	(.089)	.475	.555	—	.555	13.80	3.51	9,705.60		.61	4.06	1.25	3.41	7
2005	13.80	.548	(.234)	.314	.564	—	.564	13.55	2.32	9,675.60		.62	4.01	1.27	3.34	3
2006	13.55	.551	(.028)	.523	.542	.111	.653	13.42	3.95	8,486.65		.67	4.09	1.25	3.49	19
2007	13.42	.522	(.095)	.427	.537	—	.537	13.31	3.27	8,881.67		.69	3.93	1.18	3.42	22

Class B
2003	13.74	.456	.122	.578	.448	—	.448	13.87	4.28	1,678	1.35	1.36	3.32	2.04	2.63	46
2004	13.87	.466	(.089)	.377	.447	—	.447	13.80	2.78	1,146	1.35	1.36	3.31	2.00	2.66	7
2005	13.80	.449	(.243)	.206	.456	—	.456	13.55	1.51	1,032	1.35	1.37	3.26	2.02	2.59	3
2006	13.55	.463	(.046)	.417	.436	.111	.547	13.42	3.14	707	1.40	1.42	3.34	2.00	2.74	19
2007	13.42	.427	(.085)	.342	.442	—	.442	13.32	2.61	731	1.37	1.39	3.23	1.88	2.72	22

134	135

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A TA

														Ratio to Average Net
					Less Distributions						Ratio to Average Net			Assets Before Expenses
		Investment Operations			from						Assets**			Waived or Assumed

	Net Asset		Net Realized					Net Asset
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss)on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits†	Income	Expenses	Income	Rate

CONNECTICUT FUND

Class A
2003	$13.62	$.536	$.023	$.559	$.534	$.115	$.649	$13.53	4.19%	$31,234.85%		.86%	3.94%	1.20%	3.59%	25%
2004	13.53	.533	(.037)	.496	.526	—	.526	13.50	3.76	32,130.85		.86	3.97	1.18	3.64	45
2005	13.50	.515	(.186)	.329	.521	.068	.589	13.24	2.48	34,186.85		.86	3.84	1.18	3.51	38
2006	13.24	.498	(.002)	.496	.501	.045	.546	13.19	3.83	35,707.88		.89	3.77	1.08	3.57	32
2007	13.19	.488	(.107)	.381	.481	—	.481	13.09	2.96	36,062.90		.91	3.75	1.06	3.59	27

Class B
2003	13.61	.434	.021	.455	.430	.115	.545	13.52	3.40	5,959	1.60	1.61	3.19	1.95	2.84	25
2004	13.52	.434	(.034)	.400	.430	—	.430	13.49	3.02	4,975	1.60	1.61	3.22	1.93	2.89	45
2005	13.49	.414	(.191)	.223	.425	.068	.493	13.22	1.68	4,115	1.60	1.61	3.09	1.93	2.76	38
2006	13.22	.398	(.008)	.390	.405	.045	.450	13.16	3.01	3,299	1.63	1.64	3.02	1.83	2.82	32
2007	13.16	.394	(.096)	.298	.388	—	.388	13.07	2.31	2,244	1.60	1.61	3.05	1.76	2.89	27

GEORGIA FUND

Class A
2003	$13.86	$.562	$.109	$.671	$.557	$.114	$.671	$13.86	4.94%	$9,633.60%		.61%	4.05%	1.26%	3.39%	20%
2004	13.86	.547	(.119)	.428	.548	—	.548	13.74	3.18	10,815.60		.62	4.00	1.24	3.36	32
2005	13.74	.547	(.205)	.342	.542	—	.542	13.54	2.53	11,567.60		.62	3.99	1.24	3.35	21
2006	13.54	.543	.006	.549	.549	—	.549	13.54	4.15	10,953.65		.67	4.04	1.17	3.52	18
2007	13.54	.544	(.111)	.433	.550	.053	.603	13.37	3.28	10,538.67		.69	4.07	1.14	3.60	36

Class B
2003	13.84	.460	.103	.563	.449	.114	.563	13.84	4.13	1,564	1.35	1.36	3.30	2.01	2.64	20
2004	13.84	.447	(.117)	.330	.440	—	.440	13.73	2.45	1,295	1.35	1.37	3.25	1.99	2.61	32
2005	13.73	.444	(.199)	.245	.435	—	.435	13.54	1.81	1,287	1.35	1.37	3.24	1.99	2.60	21
2006	13.54	.446	(.004)	.442	.442	—	.442	13.54	3.33	1,111	1.40	1.42	3.29	1.92	2.77	18
2007	13.54	.454	(.117)	.337	.454	.053	.507	13.37	2.55	1,011	1.37	1.39	3.37	1.84	2.90	36

MARYLAND FUND

Class A
2003	$14.14	$.526	$.094	$.620	$.525	$.025	$.550	$14.21	4.47%	$26,934.85%		.86%	3.71%	1.18%	3.38%	27%
2004	14.21	.538	(.194)	.344	.524	—	.524	14.03	2.48	27,107.85		.86	3.83	1.18	3.50	15
2005	14.03	.527	(.209)	.318	.528	.010	.538	13.81	2.30	23,935.85		.87	3.76	1.21	3.40	27
2006	13.81	.529	(.040)	.489	.538	.171	.709	13.59	3.62	20,822.85		.87	3.83	1.13	3.55	20
2007	13.59	.532	(.218)	.314	.523	.131	.654	13.25	2.36	18,517.75		.76	3.96	1.11	3.60	9

Class B
2003	14.14	.420	.102	.522	.417	.025	.442	14.22	3.75	6,033	1.60	1.61	2.96	1.93	2.63	27
2004	14.22	.436	(.200)	.236	.416	—	.416	14.04	1.70	5,180	1.60	1.61	3.08	1.93	2.75	15
2005	14.04	.423	(.212)	.211	.421	.010	.431	13.82	1.52	4,863	1.60	1.62	3.01	1.95	2.66	27
2006	13.82	.429	(.047)	.382	.441	.171	.612	13.59	2.82	3,932	1.60	1.62	3.08	1.88	2.80	20
2007	13.59	.449	(.223)	.226	.425	.131	.556	13.26	1.69	2,721	1.45	1.46	3.26	1.81	2.90	9

136	137

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A

														Ratio to Average Net
					Less Distributions						Ratio to Average Net			Assets Before Expenses
		Investment Operations			from						Assets**			Waived or Assumed

	Net Asset		Net Realized					Net Asset
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss)on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits†	Income	Expenses	Income	Rate

MASSACHUSETTS FUND

Class A
2003	$12.30	$.484	$.103	$.587	$.482	$.165	$.647	$12.24	4.86%	$25,819.85%		.86%	3.93%	1.19%	3.59%	21%
2004	12.24	.465	(.139)	.326	.466	—	.466	12.10	2.74	25,329.85		.85	3.85	1.19	3.51	29
2005	12.10	.465	(.195)	.270	.456	.044	.500	11.87	2.27	23,220.85		.86	3.85	1.22	3.48	27
2006	11.87	.467	(.070)	.397	.462	.055	.517	11.75	3.42	24,004.78		.80	3.98	1.12	3.64	16
2007	11.75	.462	(.141)	.321	.468	.033	.501	11.57	2.81	24,120.75		.77	3.98	1.08	3.65	40

Class B
2003	12.30	.392	.099	.491	.386	.165	.551	12.24	4.05	3,876	1.60	1.61	3.18	1.94	2.84	21
2004	12.24	.375	(.135)	.240	.370	—	.370	12.11	2.01	3,623	1.60	1.60	3.10	1.94	2.76	29
2005	12.11	.379	(.197)	.182	.368	.044	.412	11.88	1.52	2,781	1.60	1.61	3.10	1.97	2.73	27
2006	11.88	.386	(.074)	.312	.377	.055	.432	11.76	2.69	2,217	1.53	1.55	3.23	1.87	2.89	16
2007	11.76	.390	(.151)	.239	.386	.033	.419	11.58	2.09	1,726	1.45	1.47	3.28	1.78	2.95	40

MICHIGAN FUND

Class A
2003	$13.03	$.535	$.061	$.596	$.541	$.055	$.596	$13.03	4.66%	$41,585.94%		.94%	4.11%	1.19%	3.86%	29%
2004	13.03	.523	(.240)	.283	.526	.007	.533	12.78	2.25	35,869.90		.90	4.07	1.19	3.78	23
2005	12.78	.523	(.224)	.299	.494	.235	.729	12.35	2.38	32,325.90		.91	4.10	1.20	3.80	36
2006	12.35	.487	(.044)	.443	.503	.080	.583	12.21	3.68	29,016.90		.91	3.96	1.11	3.75	39
2007	12.21	.479	(.139)	.340	.480	—	.480	12.07	2.86	28,063.90		.90	3.97	1.09	3.78	26

Class B
2003	13.01	.437	.063	.500	.445	.055	.500	13.01	3.91	1,686	1.69	1.69	3.36	1.94	3.11	29
2004	13.01	.425	(.238)	.187	.430	.007	.437	12.76	1.48	2,302	1.65	1.65	3.32	1.94	3.03	23
2005	12.76	.426	(.223)	.203	.398	.235	.633	12.33	1.61	2,238	1.65	1.66	3.35	1.95	3.05	36
2006	12.33	.393	(.046)	.347	.407	.080	.487	12.19	2.88	2,043	1.65	1.66	3.21	1.86	3.00	39
2007	12.19	.394	(.141)	.253	.393	—	.393	12.05	2.13	1,846	1.60	1.60	3.27	1.79	3.08	26

MINNESOTA FUND

Class A
2003	$12.08	$.499	$.083	$.582	$.492	—	$.492	$12.17	4.91%	$13,848.60%		.61%	4.14%	1.30%	3.44%	32%
2004	12.17	.496	(.091)	.405	.495	—	.495	12.08	3.42	14,287.60		.61	4.12	1.24	3.48	18
2005	12.08	.483	(.231)	.252	.492	—	.492	11.84	2.13	15,420.60		.62	4.03	1.25	3.38	31
2006	11.84	.472	.009	.481	.471	—	.471	11.85	4.16	15,967.65		.67	4.01	1.14	3.52	35
2007	11.85	.460	(.112)	.348	.458	—	.458	11.74	3.02	16,070.67		.69	3.92	1.13	3.46	47

Class B
2003	12.08	.407	.089	.496	.396	—	.396	12.18	4.17	1,194	1.35	1.36	3.39	2.05	2.69	32
2004	12.18	.408	(.089)	.319	.399	—	.399	12.10	2.68	1,122	1.35	1.36	3.37	1.99	2.73	18
2005	12.10	.405	(.240)	.165	.405	—	.405	11.86	1.38	719	1.35	1.37	3.28	2.00	2.63	31
2006	11.86	.388	(.002)	.386	.386	—	.386	11.86	3.32	616	1.40	1.42	3.26	1.89	2.77	35
2007	11.86	.382	(.116)	.266	.376	—	.376	11.75	2.30	527	1.37	1.39	3.22	1.83	2.76	47

138	139

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A

														Ratio to Average Net
					Less Distributions						Ratio to Average Net			Assets Before Expenses
		Investment Operations			from						Assets**			Waived or Assumed

	Net Asset		Net Realized					Net Asset
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits†	Income	Expenses	Income	Rate

MISSOURI FUND

Class A
2003	$13.65	$.541	$.185	$.726	$.534	$.012	$.546	$13.83	5.43%	$ 8,158.60%		.61%	3.95%	1.35%	3.20%	22%
2004	13.83	.558	(.056)	.502	.552	—	.552	13.78	3.73	7,839.60		.61	4.07	1.28	3.39	7
2005	13.78	.533	(.154)	.379	.539	—	.539	13.62	2.79	11,123.60		.62	3.87	1.25	3.22	37
2006	13.62	.519	.059	.578	.528	—	.528	13.67	4.34	13,953.65		.67	3.84	1.14	3.35	73
2007	13.67	.526	(.128)	.398	.518	—	.518	13.55	2.99	12,317.67		.68	3.88	1.11	3.44	29

Class B
2003	13.65	.438	.180	.618	.426	.012	.438	13.83	4.60	3,108	1.35	1.36	3.20	2.10	2.45	22
2004	13.83	.454	(.050)	.404	.444	—	.444	13.79	2.99	3,274	1.35	1.36	3.32	2.03	2.64	7
2005	13.79	.433	(.161)	.272	.432	—	.432	13.63	2.00	3,076	1.35	1.37	3.12	2.00	2.47	37
2006	13.63	.421	.060	.481	.431	—	.431	13.68	3.60	2,621	1.40	1.42	3.09	1.89	2.60	73
2007	13.68	.434	(.142)	.292	.422	—	.422	13.55	2.18	2,028	1.37	1.38	3.18	1.81	2.74	29

NEW JERSEY FUND

Class A
2003	$13.38	$.524	$.038	$.562	$.526	$.116	$.642	$13.30	4.28%	$63,407.96%		.96%	3.90%	1.16%	3.70%	34%
2004	13.30	.518	(.184)	.334	.514	—	.514	13.12	2.59	63,235.95		.95	3.95	1.15	3.75	28
2005	13.12	.494	(.186)	.308	.498	—	.498	12.93	2.39	61,161.95		.96	3.79	1.16	3.58	40
2006	12.93	.484	(.033)	.451	.480	.071	.551	12.83	3.57	56,712.95		.96	3.77	1.06	3.66	19
2007	12.83	.483	(.131)	.352	.484	.068	.552	12.63	2.82	50,444.95		.96	3.80	1.07	3.68	37

Class B
2003	13.34	.424	.046	.470	.424	.116	.540	13.27	3.59	7,067	1.71	1.71	3.15	1.91	2.95	34
2004	13.27	.418	(.192)	.226	.406	—	.406	13.09	1.75	6,514	1.70	1.70	3.20	1.90	3.00	28
2005	13.09	.395	(.185)	.210	.390	—	.390	12.91	1.63	5,776	1.70	1.71	3.04	1.91	2.83	40
2006	12.91	.388	(.033)	.355	.374	.071	.445	12.82	2.80	4,929	1.70	1.71	3.02	1.81	2.91	19
2007	12.82	.395	(.134)	.261	.393	.068	.461	12.62	2.09	4,231	1.65	1.66	3.10	1.77	2.98	37

NEW YORK FUND

Class A
2003	$14.90	$.596	$.042	$.638	$.585	$.123	$.708	$14.83	4.37%	$184,944.98%		.99%	3.99%	1.14%	3.84%	21%
2004	14.83	.570	(.219)	.351	.581	—	.581	14.60	2.44	177,975.97		.98	3.88	1.13	3.73	30
2005	14.60	.536	(.225)	.311	.541	—	.541	14.37	2.16	169,787.98		.99	3.70	1.14	3.55	49
2006	14.37	.543	(.044)	.499	.539	—	.539	14.33	3.55	159,859.97		.98	3.78	1.03	3.73	24
2007	14.33	.536	(.136)	.400	.540	—	.540	14.19	2.87	148,128.96		.97	3.78	1.03	3.71	42

Class B
2003	14.89	.485	.035	.520	.477	.123	.600	14.81	3.55	8,583	1.73	1.74	3.24	1.89	3.09	21
2004	14.81	.460	(.217)	.243	.473	—	.473	14.58	1.69	7,613	1.72	1.73	3.13	1.88	2.98	30
2005	14.58	.427	(.224)	.203	.433	—	.433	14.35	1.41	6,938	1.73	1.74	2.95	1.89	2.80	49
2006	14.35	.434	(.043)	.391	.431	—	.431	14.31	2.77	5,847	1.72	1.73	3.03	1.78	2.98	24
2007	14.31	.435	(.127)	.308	.438	—	.438	14.18	2.20	4,881	1.66	1.67	3.08	1.73	3.01	42

140	141

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A

														Ratio to Average Net
					Less Distributions						Ratio to Average Net			Assets Before Expenses
		Investment Operations			from						Assets**			Waived or Assumed

	Net Asset		Net Realized					Net Asset
	Value,	Net and	Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits†	Income	Expenses	Income	Rate

NORTH CAROLINA FUND

Class A
2003	$13.57	$.536	$.145	$.681	$.537	$.084	$.621	$13.63	5.11%	$19,592.75%		.76%	3.94%	1.25%	3.44%	22%
2004	13.63	.530	(.108)	.422	.522	—	.522	13.53	3.18	21,430.75		.76	3.94	1.20	3.49	59
2005	13.53	.522	(.173)	.349	.528	.051	.579	13.30	2.62	22,561.75		.77	3.88	1.20	3.43	22
2006	13.30	.512	.035	.547	.506	.071	.577	13.27	4.20	22,128.75		.77	3.85	1.09	3.51	34
2007	13.27	.504	(.131)	.373	.504	.019	.523	13.12	2.89	22,905.75		.76	3.85	1.07	3.53	20

Class B
2003	13.58	.434	.141	.575	.441	.084	.525	13.63	4.30	4,586	1.50	1.51	3.19	2.00	2.69	22
2004	13.63	.429	(.103)	.326	.426	—	.426	13.53	2.45	4,375	1.50	1.51	3.19	1.95	2.74	59
2005	13.53	.422	(.179)	.243	.432	.051	.483	13.29	1.82	4,576	1.50	1.52	3.13	1.95	2.68	22
2006	13.29	.411	.039	.450	.409	.071	.480	13.26	3.45	4,116	1.50	1.52	3.10	1.84	2.76	34
2007	13.26	.410	(.133)	.277	.408	.019	.427	13.11	2.14	3,153	1.45	1.46	3.15	1.77	2.83	20

OHIO FUND

Class A
2003	$12.86	$.520	$.087	$.607	$.517	$ —	$.517	$12.95	4.82%	$23,032.75%		.75%	4.02%	1.20%	3.57%	32%
2004	12.95	.517	(.187)	.330	.510	—	.510	12.77	2.63	22,010.75		.76	4.06	1.19	3.62	24
2005	12.77	.510	(.264)	.246	.516	—	.516	12.50	1.96	21,696.75		.76	4.04	1.20	3.59	13
2006	12.50	.504	(.032)	.472	.506	.026	.532	12.44	3.86	21,889.75		.77	4.05	1.11	3.69	11
2007	12.44	.488	(.074)	.414	.492	.062	.554	12.30	3.42	21,613.75		.77	3.97	1.08	3.64	59

Class B
2003	12.87	.425	.086	.511	.421	—	.421	12.96	4.04	4,304	1.50	1.50	3.27	1.95	2.82	32
2004	12.96	.422	(.198)	.224	.414	—	.414	12.77	1.78	3,658	1.50	1.51	3.31	1.94	2.87	24
2005	12.77	.416	(.256)	.160	.420	—	.420	12.51	1.27	3,382	1.50	1.51	3.29	1.95	2.84	13
2006	12.51	.412	(.036)	.376	.410	.026	.436	12.45	3.07	2,952	1.50	1.52	3.30	1.86	2.94	11
2007	12.45	.404	(.076)	.328	.406	.062	.468	12.31	2.69	2,123	1.45	1.47	3.27	1.78	2.94	59

OREGON FUND

Class A
2003	$13.27	$.524	$.078	$.602	$.522	$ —	$.522	$13.35	4.63%	$25,726.75%		.76%	3.94%	1.22%	3.47%	4%
2004	13.35	.513	(.152)	.361	.511	—	.511	13.20	2.78	26,631.75		.76	3.89	1.21	3.43	15
2005	13.20	.490	(.161)	.329	.486	.073	.559	12.97	2.54	29,204.85		.86	3.72	1.22	3.35	44
2006	12.97	.480	.034	.514	.480	.004	.484	13.00	4.04	31,552.85		.87	3.73	1.10	3.48	41
2007	13.00	.468	(.135)	.333	.473	—	.473	12.86	2.63	34,257.90		.91	3.65	1.08	3.47	29

Class B
2003	13.25	.424	.092	.516	.426	—	.426	13.34	3.96	3,040	1.50	1.51	3.19	1.97	2.72	4
2004	13.34	.414	(.159)	.255	.415	—	.415	13.18	1.96	2,695	1.50	1.51	3.14	1.96	2.68	15
2005	13.18	.391	(.168)	.223	.390	.073	.463	12.94	1.71	2,537	1.60	1.61	2.97	1.97	2.60	44
2006	12.94	.384	.034	.418	.384	.004	.388	12.97	3.28	2,436	1.60	1.62	2.98	1.85	2.73	41
2007	12.97	.376	(.135)	.241	.381	—	.381	12.83	1.90	1,839	1.60	1.61	2.95	1.78	2.77	29

142	143

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A

														Ratio to Average Net
					Less Distributions						Ratio to Average Net			Assets Before Expenses
		Investment Operations			from						Assets**			Waived or Assumed

	Net Asset		Net Realized					Net Asset
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses	Expenses	Net		Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Year	After Fee	Before Fee	Investment		Investment	Turnover
	of Year	Income	Investments	Operations	Income	Gain	Distributions	Year	Return*	(in thousands)	Credits	Credits†	Income	Expenses	Income	Rate

PENNSYLVANIA FUND

Class A
2003	$13.57	$.538	$.016	$.554	$.534	$.050	$.584	$13.54	4.17%	$45,155.90%		.90%	3.98%	1.15%	3.73%	12%
2004	13.54	.527	(.219)	.308	.528	—	.528	13.32	2.35	45,969.90		.90	3.95	1.16	3.69	24
2005	13.32	.514	(.217)	.297	.514	.173	.687	12.93	2.27	43,623.90		.91	3.90	1.18	3.62	37
2006	12.93	.503	(.005)	.498	.504	.064	.568	12.86	3.94	43,678.90		.91	3.89	1.08	3.71	38
2007	12.86	.496	(.114)	.382	.495	.027	.522	12.72	3.05	39,830.90		.91	3.91	1.06	3.75	40

Class B
2003	13.55	.435	.024	.459	.429	.050	.479	13.53	3.45	3,534	1.65	1.65	3.23	1.90	2.98	12
2004	13.53	.427	(.227)	.200	.420	—	.420	13.31	1.52	3,453	1.65	1.65	3.20	1.91	2.94	24
2005	13.31	.384	(.216)	.168	.375	.173	.548	12.93	1.51	3,237	1.65	1.66	3.15	1.93	2.87	37
2006	12.93	.410	(.006)	.404	.400	.064	.464	12.87	3.18	2,796	1.65	1.66	3.14	1.83	2.96	38
2007	12.87	.414	(.122)	.292	.405	.027	.432	12.73	2.33	2,315	1.60	1.61	3.21	1.76	3.05	40

VIRGINIA FUND

Class A
2003	$13.53	$.550	$.063	$.613	$.540	$.083	$.623	$13.52	4.62%	$41,758.90%		.91%	4.06%	1.16%	3.81%	17%
2004	13.52	.538	(.173)	.365	.541	.004	.545	13.34	2.78	35,941.90		.90	4.02	1.17	3.75	23
2005	13.34	.505	(.199)	.306	.518	.068	.586	13.06	2.33	31,281.90		.91	3.81	1.20	3.51	23
2006	13.06	.495	.009	.504	.492	.102	.594	12.97	3.95	31,839.90		.91	3.81	1.10	3.61	29
2007	12.97	.483	(.151)	.332	.488	.054	.542	12.76	2.62	32,637.90		.91	3.77	1.08	3.59	40

Class B
2003	13.49	.445	.072	.517	.444	.083	.527	13.48	3.89	2,851	1.65	1.66	3.31	1.91	3.06	17
2004	13.48	.436	(.177)	.259	.445	.004	.449	13.29	1.98	2,392	1.65	1.65	3.27	1.92	3.00	23
2005	13.29	.402	(.191)	.211	.413	.068	.481	13.02	1.61	1,992	1.65	1.66	3.06	1.95	2.76	23
2006	13.02	.395	.013	.408	.386	.102	.488	12.94	3.19	1,476	1.65	1.66	3.06	1.85	2.86	29
2007	12.94	.393	(.154)	.239	.395	.054	.449	12.73	1.89	1,488	1.60	1.61	3.07	1.78	2.89	40

* Calculated without sales charges.

** Net of expenses waived or assumed by the investment adviser (Note 5).

† The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).

††The expense ratios of Insured Tax Exempt include interest expense as follows:

Year Ended December 31, 2006	0.11%
Year Ended December 31, 2007	0.08%

144	See notes to financial statements	145

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Money Market Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II, and the seventeen Funds comprising the Single State Insured Tax Exempt Funds as of December 31, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Money Market Fund, Insured Tax Exempt Fund, Insured Tax Exempt Fund II, and the seventeen Funds comprising the Single State Insured Tax Exempt Funds as of December 31, 2007, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
February 28, 2008

FIRST INVESTORS TAX EXEMPT FUNDS
Trustees and Officers*

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held

DISINTERESTED TRUSTEES

Charles R. Barton, III 1965	Trustee since	President of Noe	45	None
c/o First Investors	1/1/06	Pierson Corpora-
Management Company, Inc.		tion (management
110 Wall Street		service provider);
New York, NY 10005		Chief Operating
Officer (since
2007) and Direc-
tor and Trustee
of the Barton
Group, LLC
(garnet mining
and industrial
abrasives).

Stefan L. Geiringer 1934	Trustee since	Co-Founder	45	None
c/o First Investors	1/1/06	and Senior Vice
Management Company, Inc.		President of Real
110 Wall Street		Time Energy
New York, NY 10005		Solutions, Inc.
since 2005;
Founder/Owner
of SLG, Inc.
since 2005;
Senior Vice
President of
Pepco Energy
Services (North-
east Division)
from 2003-2005;
Founder/Owner
and President of
North Atlantic
Utilities, Inc.
from 1987-2003

Robert M. Grohol 1932	Trustee since	None/Retired	45	None
c/o First Investors	8/18/05;
Management Company, Inc.	Director/Trustee
110 Wall Street	of predecessor
New York, NY 10005	funds since
6/30/00

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held

Arthur M. Scutro, Jr. 1941	Trustee since	Retired; formerly	45	None
c/o First Investors	1/1/06	Senior Vice
Management Company, Inc.		President of UBS
110 Wall Street		PaineWebber
New York, NY 10005		from 1985-2001

James M. Srygley 1932	Trustee since	Retired;	45	None
c/o First Investors	8/18/05;	Owner
Management Company, Inc.	Director/Trustee	Hampton
110 Wall Street	of predecessor	Properties
New York, NY 10005	funds since
1/19/95

Robert F. Wentworth 1929	Trustee since	None/Retired	45	None
c/o First Investors	8/18/05;
Management Company, Inc.	Director/Trustee
110 Wall Street	of predecessor
New York, NY 10005	funds since
10/15/92

FIRST INVESTORS TAX EXEMPT FUNDS Trustees and Officers* (continued)

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held

INTERESTED TRUSTEES**

Kathryn S. Head 1955	Trustee and	Chairman, Of-	45	None
c/o First Investors	President since	ficer and Director
Management Company, Inc.	8/18/05; Direc-	of First Investors
Raritan Plaza I	tor/Trustee of	Corporation;
Edison, NJ 08837	predecessor funds	First Investors
	since 3/17/94;	Consolidated
	President of	Corporation;
	predecessor funds	First Investors
	since 2001	Management
Company, Inc.;
Administrative
Data Manage-
ment Corp.; First
Investors Federal
Savings Bank;
First Investors
Name Saver,
Inc.; and
other affiliated
companies***

*Each Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

**Ms. Head is an interested trustee because (a) she indirectly owns more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) she is an officer, director and employee of the adviser and principal underwriter of the Funds, and (c) she is an officer of the Funds.

***Other affiliated companies consist of: First Investors Realty Company, Inc., First Investors Life Insurance Company, First Investors Leverage Corporation, Route 33 Realty Corporation, First Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real Property Development Corporation, First Investors Credit Corporation and First Investors Resources, Inc.

Position(s)
	Held with	Principal	Number of	Other
	Funds and	Occupation(s)	Portfolios in	Trusteeships
Name, Year of Birth	Length of	During Past	Fund Complex	Directorships
and Address	Service	5 Years	Overseen	Held

OFFICER(S) WHO ARE NOT TRUSTEES

Joseph I. Benedek 1957	Treasurer	Treasurer of	45	None
c/o First Investors	since 8/18/05;	First Investors
Management Company, Inc.	Treasurer of	Management
Raritan Plaza I	predecessor fund	Company, Inc.
Edison, NJ 08837	since 1988

Larry R. Lavoie 1947	Chief	General Counsel	45	None
c/o First Investors	Compliance	of First Investors
Management Company, Inc.	Officer since	Corporation and
110 Wall Street	8/18/05;	its affiliates;
New York, NY 10005	Chief	Director of
	Compliance	First Investors
	Officer of	Corporation
	predecessor funds	and various
	since 2004	affiliates

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information
———————————————————
Investment Adviser	Transfer Agent
First Investors Management	Administrative Data
Company, Inc.	Management Corp.
110 Wall Street	Raritan Plaza I—8th Floor
New York, NY 10005	Edison, NJ 08837-3620

Underwriter	Independent Registered
First Investors Corporation	Public Accounting Firm
110 Wall Street	Tait, Weller & Baker LLP
New York, NY 10005	1818 Market Street
Philadelphia, PA 19103
Custodian
The Bank of New York Mellon	Legal Counsel
One Wall Street	Kirkpatrick & Lockhart
New York, NY 10286	Preston Gates Ellis LLP
1601 K Street, N.W.
Washington, D.C. 20006

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request, by calling 1-800-423-4026, or can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing at our address listed above or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request, by calling 1-800-423-4026 or writing to us at our address listed above.

NOTES

NOTES

NOTES

Item 2. Code of Ethics

As of December 31, 2007, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer.

For the year ended December 31, 2007 the registrant amended the Sarbanes-Oxley Code of Ethics to include in it a general prohibition on accepting or providing "any gift or entertainment that is illegal or that is intended to cause any action, or any failure to take any action, that adversely affects the interests of any of the Funds" and deleting from that Code the specific limits on acceptance of gifts and entertainment that duplicated those that are contained in our Rule 17j-1 Code of Ethics.

For the year ended December 31, 2007, there were no waivers granted from a provision of the code of ethics.

A copy of the Registrant's code of ethics is filed under Item 12(a)(1).

Item 3. Audit Committee Financial Expert

The Registrant's Board has determined that it has at least two "audit committee financial experts" serving on its audit committee. Robert F. Wentworth and Arthur M. Scutro, Jr. are the "audit committee financial experts" and are considered to be "independent" as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

		Fiscal Year Ended
		December 31,
		-----------------

	2007	2006
	----	----
(a) Audit Fees
First Investors Tax Exempt Funds	$214,300	$205,100

(b) Audit-Related Fees
First Investors Tax Exempt Funds	$0	$0

(c) Tax Fees
First Investors Tax Exempt Funds	$74,500	$71,900

Nature of fees: tax returns preparation and tax compliance

(d) All Other Fees
First Investors Tax Exempt Funds	$0	$0

(e)(1) Audit committee's pre-approval policies

The Charter of the Audit Committee requires the Audit Committee:

(a) to pre-approve, and to recommend to the full Board, the selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

(b) to pre-approve all non-audit services to be provided to the Funds by the independent auditor;

(c) to pre-approve all non-audit services to be provided by the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds' investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

(d) to establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

(e) to consider whether the non-audit services provided by the Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

(f) to review and approve the fees proposed to be charged to the Funds by the auditors for each audit and non-audit service;

(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended December 31, 2007 and 2006 were $61,500 and $71,000, respectively.

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments

Schedule is included as part of the report to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Filed herewith

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds (Registrant)

By	/S/	KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:	March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds (Registrant)

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	March 7, 2008